LETTER FROM THE MANAGEMENT OF THE ORBITEX GROUP OF FUNDS                       1
--------------------------------------------------------------------------------

Dear Shareholder:

WE ARE PLEASED TO PRESENT YOU WITH
THE ANNUAL REPORT FOR THE ORBITEX
GROUP OF FUNDS FOR THE PERIOD ENDED
APRIL 30, 2000.


We are pleased with the performance of the Orbitex Group of Funds during a period notable for market volatility, especially in the technology and health care sectors. Shareholders should realize that short-term fluctuations sometimes involve an over-reaction to unexpected surprises, for example, a federal judge's ruling against Microsoft. Looking ahead, we reiterate our belief that technology in particular will be the primary engine powering the U.S. and world economies for the foreseeable future.

The Orbitex Group of Funds have also been helped by the rebound of Asian economies, which has led to increased demand for a wide variety of goods and services. In particular, the ORBITEX STRATEGIC NATURAL RESOURCES FUND has benefited from rising demand and higher prices for raw materials.

Recognizing the market's volatility, we seek to manage risk in the Funds in two broad ways. First, we seek to reduce risk through diversification within each sector or investment specialty. Second, we use our experience and judgment in purchasing stocks whose valuations are grounded in companies with credible earnings potential.

I am pleased to tell you that the Board of Trustees has approved the creation of four new mutual funds. Each of these highly focused funds will cover a distinct sector or specialty area: the INTERNET, EMERGING TECHNOLOGIES, FINANCIAL SERVICES, and STRATEGIC INFRASTRUCTURE and will be opened later this year. I am further pleased to announce the addition of two funds managed by our affiliate, Clarke Lanzen Skalla: the ORBITEX AMERIGO FUND and the ORBITEX CLERMONT FUND, which are both asset allocation funds. Both are currently open for investment and can be accessed via your investment representative. With these additions, we are confident the Orbitex Group of Funds will be better able to meet your long-term investment needs.

The Board of Trustees of the Orbitex Group of Funds also voted on two administrative matters that bear mention.

- The fiscal year-end of the ORBITEX FOCUS 30 FUND has been changed to coincide with the other Funds. This will help reduce costs associated with different reporting schedules.

- The ORBITEX STRATEGIC NATURAL RESOURCES FUND has been renamed the ORBITEX ENERGY & BASIC MATERIALS FUND, effective June 5, 2000. This better represents the Fund's existing investment strategy.

Separately, I am pleased to tell you that as of May 22, 2000, Glen Frey has joined our team as the new portfolio manager of the ORBITEX INFO-TECH & COMMUNICATIONS FUND.

Thank you for your investment in the Orbitex Group of Funds. All of us at ORBITEX are eager to serve your investment needs in the future.

Sincerely

/s/ Richard Stierwalt

RICHARD STIERWALT
PRESIDENT
ORBITEX MANAGEMENT, INC.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

ANNUALIZED TOTAL RETURNS AS OF APRIL 30, 2000

---------------------------------------------------------------------------------------------------

                                           1 YEAR      5 YEAR   SINCE INCEPTION   INCEPTION DATE
                      CLASS A SHARES       63.32%        NA          34.89%          10/22/97
    ORBITEX           (incl. max. 5.75%
    GROWTH            sales charge)
     FUND
                      CLASS B SHARES       68.22%        NA          53.96%          9/16/98

                      CLASS C SHARES          NA         NA         -40.22%*         3/14/00

---------------------------------------------------------------------------------------------------

    ORBITEX           CLASS A SHARES       94.55%        NA          73.26%          10/22/97
   INFO-TECH          (incl. max. 5.75%
       &              sales charge)
 COMMUNICATIONS
      FUND            CLASS B SHARES      100.25%        NA         113.40%          9/16/98

                      CLASS C SHARES          NA         NA          7.61%*          1/14/00

---------------------------------------------------------------------------------------------------

    ORBITEX           CLASS A SHARES       17.62%        NA          7.95%           10/23/97
STRATEGIC NATURAL     (incl. max. 5.75%
   RESOURCES          sales charge)
     FUND
                      CLASS B SHARES       19.03%        NA          30.47%          9/21/98

---------------------------------------------------------------------------------------------------

                      CLASS A SHARES          NA         NA          -7.83%*         7/12/99
    ORBITEX           (incl. max. 5.75%
    FOCUS 30          sales charge)
    FUND(1)
                      CLASS B SHARES          NA         NA          -6.63%*         7/12/99

                      CLASS D SHARES        0.82%     20.05%         13.00%          3/4/91

---------------------------------------------------------------------------------------------------

   ORBITEX            CLASS A SHARES          NA         NA          63.15%*         7/15/99
    HEALTH            (incl. max. 5.75%
      &               sales charge)
 BIOTECHNOLOGY
     FUND             CLASS B SHARES          NA         NA          67.50%*         7/15/99

                      CLASS C SHARES          NA         NA          4.63%*          1/18/00

---------------------------------------------------------------------------------------------------

* Cumulative Return

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser (Orbitex Management, Inc.), the Distributor (Funds Distributor, Inc.), the Administrator, and Custodian (State Street Bank and Trust Company) not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

Class A Shares are subject to the current, maximum 5.75% initial sales charge.

Class B Shares are subject to no initial sales charge, but subject to a contingent deferred sales charge ("CDSC") declining from 5% to 0% over six years. These shares have higher fees and expenses than Class A Shares.

Class C Shares are subject to no initial sales charge, but are subject to a CDSC of 1% on shares redeemed within 18 months of purchase. These shares have higher fees and expenses than Class A Shares.

Class D Shares are subject to neither an initial sales charge nor a CDSC.

(1) Before the close of business on July 9, 1999, the Fund operated as a separate fund called the ASM Index 30 Fund ("ASM Fund"). On July 12, 1999, the Fund was reorganized as a new Fund of the Orbitex Group of Funds and existing shareholders of the ASM Fund received Class D Shares in exchange for their ASM Fund Shares. Upon the effectiveness of the organization, the investment policy of the Fund changed from the "passive" investment in an equal number of shares of each of the companies in the Dow Jones Industrial Average to the "active" investment in some or all of those companies based on the Adviser's assessment of the prospects for those companies. Additionally, the ASM Fund was subject to a different level of fees than are applied to the Fund.

    Past performance does not necessarily indicate how the Fund will perform in the future. Furthermore, because of the change in investment policy and different fee level, the performance shown above prior to July 12, 1999, which reflects the Fund's previous "passive" investment policy, should not be considered indicative of the performance of the Fund as an actively managed Fund.

                                                                               3
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

These charts illustrate a comparison of a hypothetical investment of $10,000 in each of the Orbitex Group of Funds (assuming reinvestment of all dividends and distributions and a one-time sales charge) versus the Fund's benchmark index.


                                    [GRAPH]

                              10/22/97    11/30/97    12/31/97     1/31/98     2/28/98     3/31/98     4/30/98     5/31/98
                              11/30/97    12/31/97     1/31/98     2/28/98     3/31/98     4/30/98     5/31/98     6/30/98
                                   Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Mlt-Cap Growth IX     $9,432.32   $9,512.49   $9,554.35  $10,349.27  $10,854.32  $10,980.23  $10,562.98  $11,105.91
S & P 500 Index P            $9,885.00  $10,055.02  $10,166.63  $10,899.65  $11,457.71  $11,573.43  $11,374.37  $11,836.17
GROWTH FUND (CLASS A)        $9,758.02   $9,940.23   $9,557.71  $10,499.45  $10,970.70  $11,266.02  $11,002.12  $11,485.93

                               6/30/98     7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99
                               7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99     2/28/99
                                   Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Mlt-Cap Growth IX    $10,834.93   $8,829.38   $9,465.98   $9,997.97  $10,693.83  $11,872.29  $12,602.44  $11,945.85
S & P 500 Index P           $11,709.52  $10,018.67  $10,657.86  $11,525.41  $12,225.00  $12,929.16  $13,469.60  $13,050.69
GROWTH FUND (CLASS A)       $11,705.85   $9,695.18  $10,122.45  $10,468.03  $10,857.60  $11,346.23  $12,156.20  $11,682.07

                               2/28/99     3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99
                               3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99    10/31/99
                                   Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Mlt-Cap Growth IX    $12,625.57  $12,932.37  $12,682.77  $13,569.30  $13,263.99  $13,131.35  $13,056.50  $13,976.99
S & P 500 Index P           $13,572.72  $14,097.99  $13,765.27  $14,530.62  $14,075.81  $14,006.84  $13,623.05  $14,485.39
GROWTH FUND (CLASS A)       $12,617.16  $12,287.90  $11,721.58  $12,630.33  $12,920.08  $13,479.82  $13,532.50  $15,152.45

                              10/31/99    11/30/99    12/31/99     1/31/00     2/29/00     3/31/00
                              11/30/99    12/31/99     1/31/00     2/29/00     3/31/00     4/30/00
                                   Cum         Cum         Cum         Cum         Cum         Cum
                            Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Mlt-Cap Growth IX    $15,097.94  $17,377.73  $17,202.21  $19,952.85  $19,875.03  $18,209.50
S & P 500 Index P           $14,782.34  $15,650.07  $14,864.43  $14,583.50  $16,009.76  $15,527.87
GROWTH FUND (CLASS A)       $17,451.90  $22,502.45  $23,103.06  $36,876.17  $28,296.98  $21,287.58

The S&P 500-Registered Trademark- Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses. The Lipper Multi-Cap Growth Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.

                                    [GRAPH]

                                      10/22/97    11/30/97    12/31/97     1/31/98     2/28/98     3/31/98     4/30/98     5/31/98
                                      11/30/97    12/31/97     1/31/98     2/28/98     3/31/98     4/30/98     5/31/98     6/30/98
                                           Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Sci & Tech Fd Inx             $8,970.60   $8,550.78   $8,702.12   $9,737.68   $9,817.53  $10,238.70   $9,488.20  $10,044.21
S & P 500 Index P                    $9,885.00  $10,055.02  $10,166.63  $10,899.65  $11,457.71  $11,573.43  $11,374.37  $11,836.17
Info-Tech & Communications
  (Class A)*                         $8,878.35   $8,859.50   $9,081.56  $10,706.80  $11,498.50  $12,327.90  $11,611.60  $12,918.53

                                       6/30/98     7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99
                                       7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99     2/28/99
                                           Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Sci & Tech Fd Inx             $9,949.79   $8,082.22   $9,035.92   $9,725.36  $10,815.57  $12,565.53  $14,192.77  $12,711.04
S & P 500 Index P                   $11,709.52  $10,018.67  $10,657.86  $11,525.41  $12,225.00  $12,929.16  $13,469.60  $13,050.69
Info-Tech & Communications
  (Class A)*                        $12,987.65  $10,656.53  $11,077.52  $12,239.93  $12,786.58  $13,481.90  $16,163.06  $15,567.25

                                       2/28/99     3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99
                                       3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99    10/31/99
                                           Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Sci & Tech Fd Inx            $14,006.30  $14,181.38  $14,161.53  $16,001.11  $15,996.31  $16,876.10  $17,105.62  $18,906.84
S & P 500 Index P                   $13,572.72  $14,097.99  $13,765.27  $14,530.62  $14,075.81  $14,006.84  $13,623.05  $14,485.39
Info-Tech & Communications
  (Class A)*                        $17,189.89  $19,408.40  $19,769.65  $21,766.26  $21,417.65  $22,311.37  $22,209.95  $24,536.17

                                      10/31/99    11/30/99    12/31/99     1/31/00     2/29/00     3/31/00
                                      11/30/99    12/31/99     1/31/00     2/29/00     3/31/00     4/30/00
                                           CUM         CUM         CUM         CUM         CUM         CUM
                                    TOT RETURN  TOT RETURN  TOT RETURN  TOT RETURN  TOT RETURN  TOT RETURN
Lipper Sci & Tech Fd Inx            $21,710.73  $26,877.88  $26,595.66  $33,760.53  $32,734.21  $28,914.13
S & P 500 Index P                   $14,782.34  $15,650.07  $14,864.43  $14,583.50  $16,009.76  $15,527.87
Info-Tech & Communications
  (Class A)*                        $28,970.54  $36,101.69  $36,223.90  $48,982.05  $44,901.35  $40,073.75

The Lipper Science & Technology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.



            "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

These charts illustrate a comparison of a hypothetical investment of $10,000 in each of the Orbitex Group of Funds (assuming reinvestment of all dividends and distributions and a one-time sales charge) versus the Fund's benchmark index.


                                     [GRAPH]

                                      10/23/97    11/30/97    12/31/97     1/31/98     2/28/98     3/31/98     4/30/98     5/31/98
                                      11/30/97    12/31/97     1/31/98     2/28/98     3/31/98     4/30/98     5/31/98     6/30/98
                                           Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Nat Res Fd Index              $9,095.23   $9,172.54   $8,615.77   $9,057.76   $9,518.79   $9,771.99   $9,258.97   $8,899.72
S & P 500 Index P                   $10,070.00  $10,243.20  $10,356.90  $11,103.64  $11,672.14  $11,790.03  $11,587.24  $12,057.68
STRATEGIC NATURAL RESOURCES
   (CLASS A)                         $8,912.67   $8,760.59   $8,666.47   $8,995.73   $9,631.91   $9,834.06   $9,831.43   $9,396.02

                                       6/30/98     7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99
                                       7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99     2/28/99
                                           Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Nat Res Fd Index              $7,847.77   $6,331.58   $7,456.70   $7,722.16   $7,201.69   $7,051.17   $6,625.99   $6,394.08
S & P 500 Index P                   $11,928.67  $10,206.17  $10,857.32  $11,741.11  $12,453.79  $13,171.13  $13,721.68  $13,294.94
STRATEGIC NATURAL RESOURCES
   (CLASS A)                         $8,197.06   $6,878.21   $7,799.51   $7,988.82   $7,471.38   $7,506.14   $7,201.32   $7,271.57

                                       2/28/99     3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99
                                       3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99    10/31/99
                                           Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                                    Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Nat Res Fd Index              $7,697.83   $9,003.38   $8,731.48   $9,140.11   $9,334.80   $9,572.84   $9,232.04   $8,884.92
S & P 500 Index P                   $13,826.74  $14,361.83  $14,022.89  $14,802.57  $14,339.25  $14,268.98  $13,878.01  $14,756.49
STRATEGIC NATURAL RESOURCES
   (CLASS A)                         $8,294.54   $9,721.49   $9,434.80   $9,734.52   $9,897.41  $10,242.75  $10,001.67   $9,617.24

                                      10/31/99    11/30/99    12/31/99     1/31/00     2/29/00     3/31/00
                                      11/30/99    12/31/99     1/31/00     2/29/00     3/31/00     4/30/00
                                           CUM         Cum         Cum         Cum         Cum         Cum
                                    TOT RETURN  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Nat Res Fd Index              $8,794.29   $9,413.41   $9,012.40   $9,144.88  $10,525.76  $10,422.60
S & P 500 Index P                   $15,059.00  $15,942.96  $15,142.63  $14,856.43  $16,309.39  $15,818.48
STRATEGIC NATURAL RESOURCES
   (CLASS A)                         $9,770.62  $10,395.94  $10,239.61  $10,343.83  $11,926.67  $12,128.59

The Lipper Natural Resources Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.


                                    [GRAPH]

                             3/4/91     3/31/91     4/30/91     5/31/91     6/30/91     7/31/91     8/31/91     9/30/91    10/31/91
                            3/31/91     4/30/91     5/31/91     6/30/91     7/31/91     8/31/91     9/30/91    10/31/91    11/30/91
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX    $9,949.26   $9,968.16  $10,384.83   $9,862.48  $10,322.07  $10,574.96  $10,494.59  $10,692.94  $10,244.90
Dow Jones Ind Dly Reinv   $9,839.58   $9,771.69  $10,294.47   $9,897.11  $10,308.83  $10,429.44  $10,352.26  $10,541.71   $9,993.54
FOCUS 30 FUND (CLASS A)   $7,790.00                                                                           $8,790.00

                           11/30/91    12/31/91     1/31/92     2/29/92     3/31/92     4/30/92     5/31/92     6/30/92     7/31/92
                           12/31/91     1/31/92     2/29/92     3/31/92     4/30/92     5/31/92     6/30/92     7/31/92     8/31/92
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $11,353.40  $11,269.38  $11,472.23  $11,215.26  $11,421.62  $11,509.56  $11,256.35  $11,694.22  $11,454.49
Dow Jones Ind Dly Reinv  $10,958.91  $11,159.46  $11,361.45  $11,269.42  $11,715.69  $11,898.45  $11,640.26  $11,916.13  $11,496.68
FOCUS 30 FUND (CLASS A)                                                   $9,733.42

                            8/31/92     9/30/92    10/31/92    11/30/92    12/31/92     1/31/93     2/28/93     3/31/93     4/30/93
                            9/30/92    10/31/92    11/30/92    12/31/92     1/31/93     2/28/93     3/31/93     4/30/93     5/31/93
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $11,589.66  $11,667.31  $12,146.83  $12,333.89  $12,475.73  $12,598.00  $12,964.60  $12,723.46  $13,066.99
Dow Jones Ind Dly Reinv  $11,565.66  $11,417.62  $11,757.87  $11,762.57  $11,802.56  $12,076.38  $12,328.78  $12,307.82  $12,728.75
FOCUS 30 FUND (CLASS A)               $9,385.15                                                               $9,986.82

                            5/31/93     6/30/93     7/31/93     8/31/93     9/30/93     3/31/94     4/30/94     5/31/94     6/30/94
                            6/30/93     7/31/93     8/31/93     9/30/93    10/31/93     4/30/94     5/31/94     6/30/94     7/31/94
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $13,125.79  $13,086.41  $13,615.11  $13,664.12  $13,899.14  $13,661.76  $13,858.49  $13,524.50  $13,919.42
Dow Jones Ind Dly Reinv  $12,709.66  $12,802.44  $13,267.17  $12,939.47  $13,402.70  $13,591.38  $13,935.24  $13,464.23  $13,993.37
FOCUS 30 FUND (CLASS A)                                                  $10,763.25  $10,692.06

                            7/31/94     8/31/94     9/30/94    10/31/94    11/30/94    12/31/94     1/31/95     2/28/95     3/31/95
                            8/31/94     9/30/94    10/31/94    11/30/94    12/31/94     1/31/95     2/28/95     3/31/95     4/30/95
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $14,483.16  $14,105.14  $14,336.47  $13,837.56  $13,993.92  $14,245.81  $14,775.76  $15,121.51  $15,561.55
Dow Jones Ind Dly Reinv  $14,610.48  $14,375.25  $14,632.57  $14,061.90  $14,450.01  $14,499.14  $15,192.20  $15,778.62  $16,409.76
FOCUS 30 FUND (CLASS A)                          $11,210.00                                                              $12,272.29

                            4/30/95     5/31/95     6/30/95     7/31/95     8/31/95     9/30/95     3/31/96     4/30/96     5/31/96
                            5/31/95     6/30/95     7/31/95     8/31/95     9/30/95    10/31/95     4/30/96     5/31/96     6/30/96
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $16,138.88  $16,489.10  $17,010.15  $17,113.91  $17,728.30  $17,586.48  $19,911.80  $20,280.17  $20,292.34
Dow Jones Ind Dly Reinv  $17,025.13  $17,403.09  $17,996.53  $17,688.79  $18,406.95  $18,289.15  $21,668.73  $22,032.76  $22,107.67
FOCUS 30 FUND (CLASS A)                                                              $13,261.30  $15,359.88

                            6/30/96     7/31/96     8/31/96     9/30/96    10/31/96    11/30/96    12/31/96     1/31/97     2/28/97
                            7/31/96     8/31/96     9/30/96    10/31/96    11/30/96    12/31/96     1/31/97     2/28/97     3/31/97
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $19,496.88  $20,003.80  $20,983.98  $21,426.74  $22,960.90  $22,572.86  $23,712.79  $23,902.49  $22,989.42
Dow Jones Ind Dly Reinv  $21,638.99  $22,045.80  $23,123.84  $23,720.44  $25,727.19  $25,469.92  $26,921.70  $27,255.53  $26,132.60
FOCUS 30 FUND (CLASS A)                                      $16,576.98

                            3/31/97     4/30/97     5/31/97     6/30/97     7/31/97     8/31/97     9/30/97     3/31/98     4/30/98
                            4/30/97     5/31/97     6/30/97     7/31/97     8/31/97     9/30/97    10/31/97     4/30/98     5/31/98
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $24,012.44  $25,395.56  $26,454.56  $28,449.23  $27,231.60  $28,625.86  $27,761.36  $32,654.08  $32,098.96
Dow Jones Ind Dly Reinv  $27,841.67  $29,194.78  $30,590.29  $32,801.97  $30,482.87  $31,814.97  $29,807.45  $36,621.30  $36,046.34
FOCUS 30 FUND (CLASS A)  $19,331.01                                                              $20,754.37  $25,406.05

                            5/31/98     6/30/98     7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99
                            6/30/98     7/31/98     8/31/98     9/30/98    10/31/98    11/30/98    12/31/98     1/31/99     2/28/99
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $32,699.21  $32,133.51  $27,747.29  $29,081.93  $31,411.40  $33,013.38  $34,287.69  $34,856.87  $34,058.65
Dow Jones Ind Dly Reinv  $36,302.27  $36,040.90  $30,667.20  $31,952.15  $35,032.34  $37,256.90  $37,569.85  $38,313.74  $38,191.13
FOCUS 30 FUND (CLASS A)                                                  $24,309.77

                            2/28/99     3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99    10/31/99
                            3/31/99     4/30/99     5/31/99     6/30/99     7/31/99     8/31/99     9/30/99    10/31/99    11/30/99
                                Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                         Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Lg-Cap Value IX   $35,094.03  $37,161.07  $36,525.62  $38,136.39  $37,053.32  $36,378.95  $35,032.93  $36,721.52  $36,850.04
Dow Jones Ind Dly Reinv  $40,215.26  $44,353.41  $43,510.70  $45,259.83  $43,978.98  $44,801.38  $42,821.16  $44,469.78  $45,167.95
FOCUS 30 FUND (CLASS A)              $30,370.41                                                              $30,164.46

                           11/30/99    12/31/99     1/31/00     2/29/00     3/31/00
                           12/31/99     1/31/00     2/29/00     3/31/00     4/30/00
                                Cum         Cum         Cum         Cum         CUM
                         Tot Return  Tot Return  Tot Return  Tot Return  TOT RETURN
Lipper Lg-Cap Value IX   $37,985.02  $36,378.26  $34,846.73  $38,038.69  $37,616.46
Dow Jones Ind Dly Reinv  $47,792.21  $45,493.40  $42,195.13  $45,553.87  $44,797.67
FOCUS 30 FUND (CLASS A)                                                  $30,618.19

The Lipper Large Cap Value Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.

"Dow Jones Industrial Average" is the property of Dow Jones & Company. The Orbitex Focus 30 Fund is neither affiliated with, nor endorsed by, Dow Jones & Company.




            "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

                                    [GRAPH]

                                        7/15/99     7/31/99     8/31/99     9/30/99    10/31/99    11/30/99    12/31/99     1/31/00
                                        7/31/99     8/31/99     9/30/99    10/31/99    11/30/99    12/31/99     1/31/00     2/29/00
                                            Cum         Cum         Cum         Cum         Cum         Cum         Cum         Cum
                                     Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return  Tot Return
Lipper Hlth/Biotch Fd IX              $9,632.77   $9,896.71   $9,182.17   $9,617.40  $10,022.29  $10,536.44  $11,288.74  $12,853.36
S & P 500 Index P                     $9,429.00   $9,382.80   $9,125.71   $9,703.37   $9,902.29  $10,483.55   $9,957.28   $9,769.08
HEALTH & BIOTECHNOLOGY (CLASS A)      $9,038.64   $9,613.57   $9,198.86   $9,651.27  $11,187.56  $12,950.05  $16,116.87  $26,757.78

                                        2/29/00     3/31/00
                                        3/31/00     4/30/00
                                            Cum         Cum
                                     Tot Return  Tot Return
Lipper Hlth/Biotch Fd IX             $11,529.46  $11,411.86
S & P 500 Index P                    $10,724.50  $10,401.69
HEALTH & BIOTECHNOLOGY (CLASS A)     $17,172.48  $16,314.80

The Lipper Health & Biotechnology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.






            "S&P 500 Index" is a registered trademark of McGraw-Hill Co., Inc.

LETTER FROM FUND MANAGEMENT                                  ORBITEX GROWTH FUND
--------------------------------------------------------------------------------

Dear Shareholder:


The ORBITEX GROWTH FUND seeks to achieve capital growth through selective investment in companies of all sizes that offer potential for growth. For the 12 months ended April 30, 2000, the Fund's total return (Class A Shares) was
63.32 percent.*

INVESTMENT ENVIRONMENT During the past 12 months, tremendous volatility has characterized the markets. Euphoria overtook the technology and biotechnology sectors from November to February, leaving all other sectors behind. During March and April, energy, basic materials and natural gas sectors led the market. However, it is important to note that much of this volatility had more to do with interest rates and inflation than with company fundamentals. As we look for continued momentum throughout the year, fundamental earnings prospects for selected companies in both the technology and biotechnology areas appear to be outstanding.


          TOP 10 PORTFOLIO HOLDINGS**

-------------------------------------------------
Infospace, Inc.                             3.16%
-------------------------------------------------
i2 Technologies, Inc.                       3.04%
-------------------------------------------------
PMC-Sierra, Inc.                            2.94%
-------------------------------------------------
E-Tek Dynamics, Inc.                        2.85%
-------------------------------------------------
Applied Micro Circuits Corp.                2.61%
-------------------------------------------------
DoubleClick Inc.                            2.49%
-------------------------------------------------
RF Micro Devices, Inc.                      2.46%
-------------------------------------------------
QLogic Corp.                                2.41%
-------------------------------------------------
Art Technology Group, Inc.                  2.38%
-------------------------------------------------
Conexant Systems, Inc.                      2.19%
-------------------------------------------------

   All holdings as of 4/30/00. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

 * Stated return includes the maximum sales charge of 5.75%.

** Based on total investment value of the Fund as of 4/30/00.

                                                                               7
--------------------------------------------------------------------------------


PORTFOLIO POSITIONING During the period, we continued to significantly overweight the technology and biotechnology sectors. We also invested in specific retailers, as we believe that, ultimately, the consumer will continue to fuel this bull market. In line with our expectations for rising interest rates, we are underweight in the financial sector.

INVESTMENT OUTLOOK Based on our analysis of current long-term bull market trends, we believe that the Fund's investment in technology and biotechnology should yield the best results. As we expect modest inflation and increasing productivity, our outlook remains as bullish as ever. We will stay the course and remain fully invested. We continue to emphasize companies with sound fundamentals in the sectors with the best growth opportunities: technology, telecommunications, biotechnology and retailers.


Sincerely,


RICHARD A. BEGUN
PORTFOLIO MANAGER


                                    [CHART]

PORTFOLIO COMPOSITION*
Advertising                                    2.50%
Retail                                         2.53%
Computer Services                              2.62%
Communication Services                         3.18%
Retail Food                                    3.84%
Computer Networks                              4.96%
Drugs & Health Care                            6.68%
Electronics                                    7.31%
Computer Equipment                             7.71%
Internet                                       9.55%
Biotechnology                                 10.71%
Other                                         10.88%
Software                                      10.98%
Semiconductor                                 16.55%


* Based on total net assets of the Fund as of 4/30/00.

LETTER FROM FUND MANAGEMENT              ORBITEX INFO-TECH & COMMUNICATIONS FUND
--------------------------------------------------------------------------------

Dear Shareholder:


The ORBITEX INFO-TECH & COMMUNICATIONS FUND seeks to achieve superior long-term capital growth through selective investments in companies engaged in the communication, information and related technology industries. The Fund's return (Class A Shares) for the 12 months ended April 30, 2000, was 94.55 percent.*

INVESTMENT ENVIRONMENT The past 12 months have been an extraordinary time to be invested in the Internet and communications technology arenas. It was also very challenging. We attribute the Fund's overall performance to a fundamental theme shift made in mid-October. Our new investment theme redefined the Internet from a commerce model to a software and network model. The concept of the paperless business market proved to be the overwhelming driver of the market.

PORTFOLIO POSITIONING The declines in the Nasdaq market during March and April proved frustrating even for the most experienced market traders. Stronger inflation and GDP results, along with the proposed break-up and weak results of Microsoft, sent the market into a surprising and disappointing tailspin. However, we continue to believe strongly in the outlook for communications and technology as economic growth around the world clearly benefits from the deployment of fiber networks and the fundamental growth of the Internet. We believe that the communication technology sector is, in turn, entering its second phase of development.


             TOP 10 PORTFOLIO HOLDINGS**

-------------------------------------------------
Bookham Technology                          6.06%
-------------------------------------------------
Oracle Corp.                                5.05%
-------------------------------------------------
Advanced Micro Devices, Inc.                4.87%
-------------------------------------------------
Tellabs, Inc.                               4.15%
-------------------------------------------------
Cisco Systems, Inc.                         4.03%
-------------------------------------------------
Sun Microsystems, Inc.                      3.95%
-------------------------------------------------
CIENA Corp.                                 3.75%
-------------------------------------------------
TIBCO Software Inc.                         3.55%
-------------------------------------------------
Hewlett-Packard Co.                         2.86%
-------------------------------------------------
webMethods, Inc.                            2.73%
-------------------------------------------------

   All holdings as of 4/30/00. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

 * Stated return includes the maximum sales charge of 5.75%.

** Based on total investment value of the Fund as of 4/30/00.

                                                                               9
--------------------------------------------------------------------------------


Phase one was the birthing phase that occurred over the past two years. The second phase is simply recognizing that the "exuberant euphoria" surrounding many of the stocks is over and that the investment community will return to more fundamental analysis regarding the valuation of each company. Therefore, we are consolidating our holdings in the Fund back to 40 to 45 stocks, focusing on fundamentals and striving to support the intrinsic value of all of our holdings. Excessive valuations will not hold water within the investment community going forward.

INVESTMENT OUTLOOK Hence, we believe it will be more of a stock picker's market, as opposed to a momentum market. With the rapid changes occurring in technology and the fundamental benefits being gained worldwide as a result, we believe that technology, as an investment theme, will outperform the broad market both this year and on a secular basis. During the March-April sell-off, we took advantage of the weak pricing in the Bookham initial public offering and placed it in our top 10 holdings. Bookham is the first company to put optical switching on a semiconductor chip and one we have followed for two years. The stock has risen from our purchase price and moved into our #1 holding, a position we are very comfortable with and which has already made a valuable contribution to the Fund.


Sincerely,


CRAIG W. ELLIS
PORTFOLIO MANAGER


                                    [GRAPH]

PORTFOLIO COMPOSITION*
Broadcasting                                   2.05%
Computer Services                              2.14%
Other                                          3.00%
Electronics                                    6.12%
Computer Equipment                             6.88%
Internet                                       7.17%
Semiconductor                                 14.04%
Communication Services                        14.46%
Software                                      19.95%
Computer Networks                             24.19%

* Based on total net assets of the Fund as of 4/30/00.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors. In addition, technology securities tend to be relatively volatile as compared with other types of investments.

LETTER FROM FUND MANAGEMENT             ORBITEX STRATEGIC NATURAL RESOURCES FUND
--------------------------------------------------------------------------------


Dear Shareholder:

The ORBITEX STRATEGIC NATURAL RESOURCES FUND seeks to achieve capital growth through a flexible policy of investing primarily in common stocks of companies engaged in, or supportive of, natural resource companies. For the 12 months ended April 30, 2000, the Fund's total return (Class A Shares) was 17.62 percent.*

INVESTMENT ENVIRONMENT During the period covered by this report, the market has seen tremendous volatility and a rethinking of how to set valuations for both "old" and "new" economy stocks. We believe that investors will begin to emphasize earnings and returns. For example, among out of fashion steel stocks, companies such as Ispat International are trading at less than six times this year's earnings estimates and less than 2.5 times cash flow. Low valuations persist despite a tremendous recovery in world markets, led by Asia and Europe.

PORTFOLIO POSITIONING We have positioned the Fund to take advantage of several domestic and international trends that help create significant positive earnings surprises. This strategy has propelled our paper and natural gas holdings in particular. We sold out of a number of "high-flying" stocks in the Fund and purchased names with low price-to-earnings ratios and price-to-cash flows. These moves significantly helped the Fund's performance.

            TOP 10 PORTFOLIO HOLDINGS**

-------------------------------------------------
Allegheny Technologies, Inc.                5.59%
-------------------------------------------------
Ispat International                         5.17%
-------------------------------------------------
Abitibi-Consolidated Inc.                   4.87%
-------------------------------------------------
Apache Corp.                                4.75%
-------------------------------------------------
AK Steel Holding Corp.                      4.73%
-------------------------------------------------
EOG Resources, Inc.                         4.42%
-------------------------------------------------
Bethlehem Steel Corp.                       4.39%
-------------------------------------------------
Union Pacific Resources Group Inc.          4.18%
-------------------------------------------------
Corus Group                                 4.18%
-------------------------------------------------
El Paso Energy Corp.                        3.91%
-------------------------------------------------

   All holdings as of 4/30/00. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

 * Stated return includes the maximum sales charge of 5.75%.

** Based on total investment value of the Fund as of 4/30/00.

                                                                              11
--------------------------------------------------------------------------------


With the price of paper, pulp and metals up by between 50%-200% over the past year, normally the shares of companies in these industries would soar. Actually the price of many of these companies declined over the past year and only recently has started to recover. There currently exists an unprecedented gap between the price of commodities and the valuation of companies selling those products. We believe that a major closing of the gap between fundamentals and share valuations is imminent, and have positioned the Fund to take advantage of this trend.

INVESTMENT OUTLOOK We strongly believe that, as investors leave hype for profits, those companies with significant earnings and cash flows will benefit. Therefore, a key focus of the Fund is to buy those companies taking best advantage of the global commodity price inflation.


Sincerely,


KENNETH W. HOFFMAN, CFA
PORTFOLIO MANAGER


                                    [GRAPH]

PORTFOLIO COMPOSITION*
Mining                                         2.45%
Other                                          3.00%
Oil Production                                 6.72%
Paper & Related Products                      16.31%
Natural Gas                                   20.60%
Steel                                         25.26%
Oil & Gas Exploration                         25.66%
      and Production

* Based on total net assets of the Fund as of 4/30/00.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

LETTER FROM FUND MANAGEMENT                                ORBITEX FOCUS 30 FUND
--------------------------------------------------------------------------------


Dear Shareholder:


The ORBITEX FOCUS 30 FUND seeks to achieve long-term capital growth and current income through focused investment in some or all of the companies comprising the Dow Jones Industrial Average.* For the 12 months ended April 30, 2000, the Fund's total return (Class D Shares) was 0.82 percent.

INVESTMENT ENVIRONMENT Market volatility has been the cornerstone during the past six months. Performance of "New Economy" stocks led the market from November to February, while "Old Economy" stocks outperformed during March and April. We believe that the recent downturn in New Economy stocks was the result of concerns about valuation. Our parallel view is that the euphoria in Old Economy stocks is justified as a long-overdue expansion of price-to-earnings multiples. In our opinion, the divergence in valuation between Old and New companies will continue to shrink, and the highest-quality companies with the best fundamentals will be the optimal performers.


            TOP 10 PORTFOLIO HOLDINGS**

-------------------------------------------------
Intel Corp.                                 6.93%
-------------------------------------------------
General Electric Co.                        6.74%
-------------------------------------------------
Hewlett-Packard Co.                         5.91%
-------------------------------------------------
American Express Co.                        5.11%
-------------------------------------------------
J.P. Morgan & Co.                           5.01%
-------------------------------------------------
Amgen, Inc.                                 4.66%
-------------------------------------------------
International Business Machines Corp.       4.44%
-------------------------------------------------
Cisco Systems, Inc.                         4.10%
-------------------------------------------------
Exxon Mobil Corp.                           3.82%
-------------------------------------------------
General Motors Corp.                        3.77%
-------------------------------------------------

   All holdings as of 4/30/00. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

 * "Dow Jones Industrial Average" is the property of Dow Jones & Company. The Orbitex Focus 30 Fund is neither affiliated with, nor endorsed by, Dow Jones & Company.

** Based on total investment value of the Fund as of 4/30/00.

                                                                              13
--------------------------------------------------------------------------------


PORTFOLIO POSITIONING During the period, we continued to overweight technology and service companies because we believe that the consumer remains the driving force in both of these rapidly growing areas. As the Federal Reserve Board completes its cycle of interest rate hikes, companies in the financial sector will again become a focal point for the Fund.

INVESTMENT OUTLOOK As interest rate increases moderate and evidence continues to show that inflation is under control, we believe that the markets are primed for a rally into the end of 2000. High-quality, large-cap Old Economy stocks that implement New Economy technology will be the clear leaders. We remain fully invested and bullish for the future.


Sincerely,


RICHARD A. BEGUN
PORTFOLIO MANAGER


                                    [GRAPH]

PORTFOLIO COMPOSITION*
Energy                                         3.83%
Communication Services                         4.38%
Other                                          5.63%
Basic Materials                                6.97%
Consumer Staples                               7.22%
Consumer Cyclicals                            10.11%
Health Care                                   10.70%
Financial                                     12.75%
Capital Goods                                 13.99%
Technology                                    24.42%

* Based on total net assets of the Fund as of 4/30/00.

LETTER FROM FUND MANAGEMENT                  ORBITEX HEALTH & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------


Dear Shareholder:


The ORBITEX HEALTH & BIOTECHNOLOGY FUND seeks to achieve capital growth through a flexible policy of investing primarily in common stocks of companies engaged in, or supportive of, health care and biotechnology companies. The cumulative returns of the Fund's Class A shares, from their inception on July 15, 1999 through April 30, 2000, was 63.15 percent.*

INVESTMENT ENVIRONMENT So far the new millennium has brought considerable volatility to the equity markets. We expect this volatility to persist at a more moderate level going forward. We will continue to use volatility to the Fund's advantage by buying stocks that appear unjustly depressed yet contain the potential for significant success over the next 12 to 18 months.

During the period covered by this report, the Fund has enjoyed strong performance due to the rally in biotechnology stocks. Investors have begun to recognize that the efforts of the biotechnology industry are nearing fruition and that an increasing number of companies are likely to have successful products on the market within the next few years. This upswing was a sharp contrast from the rest of the health care sector, which posted generally lackluster performance. Drug companies continue to be hampered by declining earnings growth and the specter of increased regulation emanating from election year campaign rhetoric. HMO and nursing home stocks are being suppressed by regulatory efforts to tighten health care expenses.


            TOP 10 PORTFOLIO HOLDINGS**

-------------------------------------------------
Enzon, Inc.                                 5.05%
-------------------------------------------------
Protein Design Labs, Inc.                   5.01%
-------------------------------------------------
MedQuist, Inc.                              4.73%
-------------------------------------------------
ICOS Corp.                                  4.50%
-------------------------------------------------
American Home Products Corp.                4.48%
-------------------------------------------------
Medarex, Inc.                               4.42%
-------------------------------------------------
Titan Pharmaceuticals, Inc.                 4.36%
-------------------------------------------------
Sepracor, Inc.                              4.33%
-------------------------------------------------
Boston Scientific Corp.                     4.27%
-------------------------------------------------
ChiRex, Inc.                                3.94%
-------------------------------------------------

   All holdings as of 4/30/00. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

 * Stated return includes the maximum sales charge of 5.75%.

** Based on total investment value of the Fund as of 4/30/00.

                                                                              15
--------------------------------------------------------------------------------


PORTFOLIO POSITIONING We continue to weight Biotechnology (including Genomics) heavily, which we feel is the most attractive area within health care due to the increasing number of future product launches. The Fund also has a solid weighting in Medical Instruments, a very innovative segment that is experiencing strong growth in earnings and cash flows. Pharmaceutical stocks are a quite limited portion of the portfolio, due to the threat of increased regulation and decelerating earnings growth. We are not invested in heavily regulated nursing home, HMO or hospital stocks.

INVESTMENT OUTLOOK The rate of scientific advancement is accelerating as new technologies within research and development laboratories are "industrializing" the discovery process, which is enhancing productivity. With a record number of new biotechnology products currently in the R&D pipeline, the stage is set for strong earnings growth over the next five years. Therefore, we have dedicated a large portion of Fund assets to biotechnology. In addition, we are emphasizing technology-oriented areas of health care that have limited exposure to regulation, such as medical devices and vendors to large pharmaceutical companies. We are quite bullish for these health care segments over the next few years.

Sincerely,


TIMOTHY F. BEPLER, CFA
PORTFOLIO MANAGER


                                    [GRAPH]

PORTFOLIO COMPOSITION*
Other                                          8.70%
Pharmaceutical                                 4.51%
Health Care Services                          10.84%
Biotechnology                                 43.53%
Medical Instruments                           11.88%
Genomics                                      20.54%

* Based on total net assets of the Fund as of 4/30/00.


Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

ORBITEX GROWTH FUND                                                           16
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Shares     Value (Note 2)

------------------------------------------------------------------------------------------
COMMON STOCKS--97.84%
ADVERTISING--2.50%
DoubleClick Inc. (a)                                              11,000     $   834,625
                                                                             -----------
BIOTECHNOLOGY--10.71%
Alkermes, Inc. (a)                                                 3,950         210,338
ArQule, Inc. (a)                                                  37,700         445,331
Corvas International, Inc. (a)                                    57,475         513,683
IVAX Corp. (a)                                                    24,000         657,000
PE Corp-PE Biosystems Group                                        2,375         142,500
Progenics Pharmaceuticals, Inc. (a)                                9,325         428,950
Protein Design Labs, Inc. (a)                                      6,275         636,912
Titan Pharmaceuticals, Inc. (a)                                   16,775         536,800
                                                                             -----------
                                                                               3,571,514
                                                                             -----------
BUSINESS SERVICES--0.96%
Tetra Tech, Inc. (a)                                              13,525         318,683
                                                                             -----------
COMMUNICATION SERVICES--3.18%
InfoSpace, Inc. (a)                                               14,780       1,061,389
                                                                             -----------
COMPUTER EQUIPMENT--7.71%
Avanex Corp. (a)                                                   2,875         350,391
Crossroads Systems, Inc. (a)                                       7,225         510,266
RADCOM, Ltd. (a)                                                  42,325         272,467
Silicon Storage Technology, Inc. (a)                               4,400         429,000
VERITAS Software Corp. (a)                                         6,525         699,908
Wave Systems Corp., Class A (a)                                    1,200          23,025
Wave Systems Corp., Class A (144A)(a)                             15,000         287,812
                                                                             -----------
                                                                               2,572,869
                                                                             -----------
COMPUTER NETWORKS--4.96%
Akamai Technologies, Inc. (a)                                      3,008         297,445
Ariba, Inc. (a)                                                    6,500         482,219
Efficient Networks, Inc. (a)                                       5,575         366,556
Sycamore Networks, Inc. (a)                                        6,475         508,287
                                                                             -----------
                                                                               1,654,507
                                                                             -----------
COMPUTER SERVICES--2.62%
Computer & Technologies Holdings, Ltd.                           206,775         236,263
Numerical Technologies, Inc. (a)                                     100           4,175
VeriSign, Inc. (a)                                                 4,541         632,902
                                                                             -----------
                                                                                 873,340
                                                                             -----------
DRUGS & HEALTH CARE--6.68%
CardioDynamics International Corp. (a)                            45,650         253,928
Pharmacyclics, Inc. (a)                                           13,775         625,041
Schering-Plough Corp.                                             13,050         526,078

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROWTH FUND                                                           17
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Shares     Value (Note 2)

------------------------------------------------------------------------------------------
DRUGS & HEALTH CARE (Continued)
Sepracor, Inc. (a)                                                 6,100     $   561,200
Transkaryotic Therapies, Inc. (a)                                  8,800         263,450
                                                                             -----------
                                                                               2,229,697
                                                                             -----------
EDUCATION--1.83%
Prosoft Training.com (a)                                          36,450         610,537
                                                                             -----------
ELECTRIC UTILITIES--1.98%
Calpine Corp. (a)                                                  7,225         661,087
                                                                             -----------
ELECTRONICS--7.31%
Applied Materials, Inc. (a)                                        6,550         666,872
Broadcom Corp. (a)                                                 1,925         331,822
E-Tek Dynamics, Inc. (a)                                           4,675         957,206
Next Level Communications, Inc., Class A (a)                       6,065         482,926
                                                                             -----------
                                                                               2,438,826
                                                                             -----------
FINANCIAL SERVICES--0.00% (b)
American International Group, Inc.                                     1             110
                                                                             -----------
GENOMICS--1.97%
Maxygen, Inc. (a)                                                  7,325         306,277
Myriad Genetics, Inc. (a)                                          5,425         349,234
                                                                             -----------
                                                                                 655,511
                                                                             -----------
INTERNET--9.55%
724 Solutions, Inc. (a)                                            6,400         323,200
Aether Systems, Inc. (a)                                           4,005         666,770
Art Technology Group, Inc. (a)                                    13,150         798,862
IFX Corp. (a)                                                     13,724         269,334
Optibase, Ltd. (a)                                                26,700         505,631
Priceline.com, Inc. (a)                                            9,825         621,431
                                                                             -----------
                                                                               3,185,228
                                                                             -----------
RETAIL--2.53%
Circuit City Stores-Circuit City Group                             6,800         399,925
Intimate Brands, Inc.                                             11,550         444,675
                                                                             -----------
                                                                                 844,600
                                                                             -----------
RETAIL FOOD--3.84%
Costco Wholesale Corp. (a)                                        12,550         678,485
Safeway, Inc. (a)                                                 13,627         601,291
                                                                             -----------
                                                                               1,279,776
                                                                             -----------
SEMICONDUCTOR--16.55%
Applied Micro Circuits Corp. (a)                                   6,800         876,350
Bookham Technology PLC, ADR (a)                                   13,375         695,500
Conexant Systems, Inc. (a)                                        12,275         734,966

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROWTH FUND                                                           18
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Shares     Value (Note 2)

------------------------------------------------------------------------------------------
SEMICONDUCTOR (Continued)
PMC-Sierra, Inc. (a)                                               5,150         988,156
QLogic Corp. (a)                                                   8,050     $   807,516
RF Micro Devices, Inc. (a)                                         7,920         824,175
TelCom Semiconductor, Inc. (a)                                    24,175         593,798
                                                                             -----------
                                                                               5,520,461
                                                                             -----------
SOFTWARE--10.98%
Actuate Corp. (a)                                                 13,750         411,641
Allaire Corp. (a)                                                  2,725         150,045
HNC Software, Inc. (a)                                             7,775         384,862
i2 Technologies, Inc. (a)                                          7,885       1,019,136
Netegrity, Inc. (a)                                               15,255         676,941
Software.com, Inc. (a)                                             4,825         390,222
Tibco Software, Inc. (a)                                           7,050         627,891
                                                                             -----------
                                                                               3,660,738
                                                                             -----------
TELECOMMUNICATIONS--1.98%
International FiberCom, Inc. (a)                                  36,375         661,570
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS--(cost $39,336,443)                                       32,635,068
------------------------------------------------------------------------------------------

                                                                Principal
                                                                 Amount
                                                                ---------
SHORT TERM INVESTMENT (cost $935,000)--2.80%
COMMERCIAL PAPER--2.80%
CIT Group Holdings, Inc., 5.90% due 5/1/2000                    $935,000          935,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $40,271,443)--100.64%                                  33,570,068
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(0.64)%                                            (214,429)
-------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                           $33,355,639
-------------------------------------------------------------------------------------------

(a)                     Denotes non-income producing security
(b)                     Amount shown represents less than 0.01%
ADR--American Depositary Receipt
144A--Security is purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                       19
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 2000
--------------------------------------------------------------------------------

                                                                   Shares       Value (Note 2)

----------------------------------------------------------------------------------------------
COMMON STOCKS--97.00%
BROADCASTING--2.05%
AT&T Corp.--Liberty Media Group, Class A (a)                         44,000      $  2,197,250
UnitedGlobalCom, Inc., Class A (a)                                  110,000         5,843,750
                                                                                 ------------
                                                                                    8,041,000
                                                                                 ------------
COMMUNICATION SERVICES--14.46%
Amdocs, Ltd. (a)                                                    135,000         9,137,812
Arch Communications Group, Inc. (a)                                 400,000         2,975,000
AT&T Corp., Series A                                                100,000         4,668,750
AT&T Wireless Group (a)                                              10,000           318,125
Equant NV, NY Shares (a)                                             80,000         6,240,000
Ericsson LM Telephone Co., ADR                                       45,000         3,979,687
Grupo Iusacell SA de CV, ADR (a)                                     79,470         1,266,553
Metrocall, Inc. (a)                                                 300,000         1,800,000
MRV Communications, Inc. (a)                                         95,000         6,549,063
NTL, Inc. (a)                                                       110,000         8,415,000
Paging Network, Inc. (a)                                          1,650,000         2,784,375
Telesp Celular Participacoes SA, ADR                                195,000         8,604,375
                                                                                 ------------
                                                                                   56,738,740
                                                                                 ------------
COMPUTER EQUIPMENT--6.88%
Hewlett-Packard Co.                                                  84,000        11,340,000
Sun Microsystems, Inc. (a)                                          170,000        15,629,375
                                                                                 ------------
                                                                                   26,969,375
                                                                                 ------------
COMPUTER NETWORKS--24.19%
3Com Corp. (a)                                                      130,000         5,126,875
Brocade Communications Systems, Inc. (a)                             36,000         4,464,000
Cabletron Systems, Inc. (a)                                         250,000         5,718,750
CIENA Corp. (a)                                                     120,000        14,835,000
Cisco Systems, Inc. (a)                                             230,000        15,945,469
JDS Uniphase Corp. (a)                                               97,368        10,095,844
Juniper Networks, Inc. (a)                                           48,500        10,315,344
Sycamore Networks, Inc. (a)                                         110,900         8,705,650
Tellabs, Inc. (a)                                                   300,000        16,443,750
TranSwitch Corp. (a)                                                 36,500         3,214,281
                                                                                 ------------
                                                                                   94,864,963
                                                                                 ------------
COMPUTER SERVICES--2.14%
Numerical Technologies, Inc. (a)                                        150             6,263
Palm, Inc. (a)                                                        1,400            38,150
VeriSign, Inc. (a)                                                   60,000         8,362,500
                                                                                 ------------
                                                                                    8,406,913
                                                                                 ------------
ELECTRONICS--6.12%
Bookham Technology PLC, ADR (a)                                     461,800        24,013,600
                                                                                 ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                       20
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 2000
--------------------------------------------------------------------------------

                                                                   Shares       Value (Note 2)

----------------------------------------------------------------------------------------------
INTERNET--7.17%
Euro909.com A/S, ADR (a)                                            136,400      $  1,312,850
Exodus Communications, Inc. (a)                                      70,000         6,190,625
Inktomi Corp. (a)                                                    32,000         4,926,000
Priceline.com, Inc. (a)                                              35,000         2,213,750
VerticalNet, Inc. (a)                                                80,000         4,320,000
Vignette Corp. (a)                                                  190,000         9,155,625
                                                                                 ------------
                                                                                   28,118,850
                                                                                 ------------
SEMICONDUCTOR--14.04%
Advanced Micro Devices, Inc. (a)                                    220,000        19,305,000
Lattice Semiconductor Corp. (a)                                     100,000         6,737,500
PMC-Sierra, Inc. (a)                                                 30,000         5,756,250
Rambus, Inc. (a)                                                     40,000         9,200,000
RF Micro Devices, Inc. (a)                                           65,000         6,764,062
Xilinx, Inc. (a)                                                    100,000         7,325,000
                                                                                 ------------
                                                                                   55,087,812
                                                                                 ------------
SOFTWARE--19.95%
Active Software, Inc. (a)                                           187,000         7,538,437
BEA Systems, Inc. (a)                                               170,000         8,202,500
Evolving Systems, Inc. (a)                                           74,500           633,250
i2 Technologies, Inc. (a)                                            79,500        10,275,375
Mercator Software, Inc. (a)                                          62,000         2,282,375
Niku Corp. (a)                                                       10,600           211,338
Oracle Corp. (a)                                                    250,000        19,984,375
Sapient Corp. (a)                                                    48,000         3,801,000
Software Technologies Corp. (a)                                      25,000           446,875
TIBCO Software Inc. (a)                                             158,000        14,071,875
webMethods, Inc. (a)                                                120,200        10,818,000
                                                                                 ------------
                                                                                   78,265,400
----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS--(cost $323,599,225)                                          380,506,653
----------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.19%
NETWORKING PRODUCTS--0.19%
U.S. Wireless Data, Inc, Series C (a) (b) (c)                        75,000           750,000
U.S. Wireless Data, Inc. warrants, expiration date
  03/17/2007 (a) (b) (c)                                            125,000                 0
----------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $750,000)                                                750,000
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                       21
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Principal
                                                                   Amount       Value (Note 2)

----------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT (cost $14,832,000)--3.78%
COMMERCIAL PAPER--3.78%
CIT Group Holdings, Inc., 5.900% due 5/1/2000                   $14,832,000      $ 14,832,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $339,181,225)--100.97%                                    396,088,653
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(0.97)%                                              (3,831,552)
----------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                              $392,257,101
----------------------------------------------------------------------------------------------

(a)                     Denotes non-income producing security
(b)                     Fair valued under the direction of the Board of Trustees
(c)                     Private Placement Security purchased 4/10/00 as a unit at a cost of $750,000
ADR--American Depositary Receipt

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX STRATEGIC NATURAL RESOURCES FUND                                      22
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Shares      Value (Note 2)

-------------------------------------------------------------------------------------------
COMMON STOCKS--97.00%
MINING--2.45%
Rio Tinto PLC, ADR                                                 2,275       $  147,591
                                                                               ----------
NATURAL GAS--20.60%
Apache Corp.                                                       5,850          283,360
Coastal Corp.                                                      2,650          132,997
El Paso Energy Corp.                                               5,500          233,750
EOG Resources, Inc.                                               10,600          263,675
Newfield Exploration Co. (a)                                       3,450          140,156
Western Gas Resources, Inc.                                       11,350          189,403
                                                                               ----------
                                                                                1,243,341
                                                                               ----------
OIL & GAS EXPLORATION AND PRODUCTION--25.66%
Barrett Resources Corp. (a)                                        6,800          215,900
Burlington Resources, Inc.                                         5,700          224,081
Cabot Oil & Gas Corp., Class A                                    10,000          186,225
Chieftain International, Inc. (a)                                 11,175          212,325
Devon Energy Corp.                                                 2,525          121,673
Kerr-Mcgee Corp.                                                   3,000          155,250
Santa Fe Snyder Corp. (a)                                         20,000          183,750
Union Pacific Resources Group Inc.                                13,000          249,438
                                                                               ----------
                                                                                1,548,642
                                                                               ----------
OIL PRODUCTION--6.72%
Broken Hill Proprietary Co., Ltd., ADR                             8,758          185,560
Conoco, Inc., Class A                                              4,425          105,370
Unocal Corp.                                                       3,550          114,710
                                                                               ----------
                                                                                  405,640
                                                                               ----------
PAPER & RELATED PRODUCTS--16.31%
Abitibi-Consolidated Inc.                                         26,725          290,634
Bowater, Inc.                                                      3,925          215,875
Canfor Corp.                                                      11,000          133,702
Georgia Pacific Corp.                                              4,225          155,269
Tembec, Inc., Class A (a)                                         16,450          188,838
                                                                               ----------
                                                                                  984,318
                                                                               ----------
STEEL--25.26%
AK Steel Holding Corp.                                            25,516          282,271
Allegheny Technologies, Inc.                                      13,800          333,787
Bethlehem Steel Corp.                                             48,750          262,031
Corus Group PLC, ADR                                              18,150          248,428
Ispat International NV                                            26,396          308,503
Novamerican Steel, Inc. (a)                                        9,036           89,231
                                                                               ----------
                                                                                1,524,251
-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS--(cost $5,382,526)                                          5,853,783
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX STRATEGIC NATURAL RESOURCES FUND                                      23
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 2000
--------------------------------------------------------------------------------

                                                                Principal
                                                                 Amount      Value (Note 2)

--------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT (cost $117,000)--1.94%
TIME DEPOSIT--1.94%
State Street Bank and Trust Co., 5.500% due 5/1/2000            $117,000       $  117,000
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $5,499,526)--98.94%                                     5,970,783
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--1.06%                                                63,669
--------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                            $6,034,452
--------------------------------------------------------------------------------------------

(a)                     Denotes non-income producing security
ADR--American Depositary Receipt

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX FOCUS 30 FUND                                                         24
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Shares      Value (Note 2)

-------------------------------------------------------------------------------------------
COMMON STOCKS--94.37%
BASIC MATERIALS--6.97%
Alcoa Inc.                                                         7,000      $    454,125
DuPont (E.I.) de Nemours and Co.                                   7,650           362,897
International Paper Co.                                            8,350           306,862
                                                                              ------------
                                                                                 1,123,884
                                                                              ------------
CAPITAL GOODS--13.99%
Caterpillar Inc.                                                   6,000           236,625
General Electric Co.                                               6,925         1,088,956
Honeywell International Inc.                                       6,300           352,800
Minnesota Mining & Manufacturing Co.                               6,650           575,225
                                                                              ------------
                                                                                 2,253,606
                                                                              ------------
COMMUNICATION SERVICES--4.38%
AT&T Corp.                                                         8,550           399,201
SBC Communications Inc.                                            7,000           306,688
                                                                              ------------
                                                                                   705,889
                                                                              ------------
CONSUMER CYCLICALS--10.11%
General Motors Corp.                                               6,500           608,562
The Home Depot, Inc.                                               8,462           474,401
Wal-Mart Stores Inc.                                               9,850           545,444
                                                                              ------------
                                                                                 1,628,407
                                                                              ------------
CONSUMER STAPLES--7.22%
Disney (Walt) Co.                                                 11,000           476,437
McDonald's Corp.                                                   7,025           267,828
Procter & Gamble Co.                                               7,025           418,866
                                                                              ------------
                                                                                 1,163,131
                                                                              ------------
ENERGY--3.83%
Exxon Mobil Corp.                                                  7,950           617,616
                                                                              ------------
FINANCIAL--12.75%
American Express Co.                                               5,500           825,344
Citigroup Inc.                                                     7,075           420,520
J.P. Morgan & Co.                                                  6,300           808,763
                                                                              ------------
                                                                                 2,054,627
                                                                              ------------
HEALTH CARE--10.70%
Amgen Inc. (a)                                                    13,425           751,800
Johnson & Johnson                                                  6,100           503,250
Merck & Co., Inc.                                                  6,750           469,125
                                                                              ------------
                                                                                 1,724,175
                                                                              ------------
TECHNOLOGY--24.42%
Cisco Systems, Inc. (a)                                            9,550           662,084

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX FOCUS 30 FUND                                                         25
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Shares      Value (Note 2)

-------------------------------------------------------------------------------------------
TECHNOLOGY (Continued)
Hewlett-Packard Co.                                                7,075      $    955,125
Intel Corp.                                                        8,825         1,119,120
International Business Machines Corp.                              6,425           717,191
Microsoft Corp. (a)                                                6,900           481,275
                                                                              ------------
                                                                                 3,934,795
-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS--(cost $10,732,407)                                         15,206,130
-------------------------------------------------------------------------------------------

                                                                Principal
                                                                 Amount
                                                                ---------
SHORT TERM INVESTMENT (cost $943,000)--5.85%
COMMERCIAL PAPER--5.85%
CIT Group Holdings, Inc., 5.90%, due 5/1/2000                   $943,000           943,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $11,675,407)--100.22%                                   16,149,130
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(0.22)%                                              (35,592)
-------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                           $ 16,113,538
-------------------------------------------------------------------------------------------

(a)                     Denotes non-income producing security

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX HEALTH & BIOTECHNOLOGY FUND                                           26
--------------------------------------------------------------------------------
Schedule of Investments
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Shares     Value (Note 2)

------------------------------------------------------------------------------------------
COMMON STOCKS--91.30%
BIOTECHNOLOGY--43.53%
Alkermes, Inc. (a)                                               100,800     $  5,367,600
Biogen, Inc. (a)                                                 119,675        7,038,386
Celgene Corp. (a)                                                 84,250        3,965,016
Enzon, Inc. (a)                                                  245,200        9,133,700
ICOS Corp. (a)                                                   202,575        8,153,644
Immune Response Corp. (The) (a)                                  310,850        2,603,369
Medarex, Inc. (a)                                                150,900        7,997,700
Progenics Pharmaceuticals, Inc. (a)                              138,800        6,384,800
Protein Design Labs, Inc. (a)                                     89,425        9,076,637
Sepracor Inc. (a)                                                 85,200        7,838,400
Titan Pharmaceuticals, Inc. (a)                                  246,850        7,899,200
XOMA Ltd. (a)                                                    685,725        2,785,758
                                                                             ------------
                                                                               78,244,210
                                                                             ------------
GENOMICS--20.54%
Affymetrix, Inc. (a)                                              40,375        5,453,148
CYTOGEN Corp. (a)                                                538,907        3,536,577
Genome Therapeutics Corp. (a)                                    274,800        4,705,950
Maxygen Inc. (a)                                                 133,925        5,599,739
Millenium Pharmaceuticals, Inc. (a)                               41,000        3,254,375
Myriad Genetics, Inc. (a)                                         73,675        4,742,828
PE Corp. - Celera Genomics Group (a)                              64,025        5,282,063
Visible Genetics Inc. (a)                                        118,525        4,348,386
                                                                             ------------
                                                                               36,923,066
                                                                             ------------
HEALTHCARE SERVICES--10.84%
ChiRex Inc. (a)                                                  420,055        7,140,935
Express Scripts, Inc. (a)                                        105,500        3,771,625
MedQuist Inc. (a)                                                241,700        8,565,244
                                                                             ------------
                                                                               19,477,804
                                                                             ------------
MEDICAL INSTRUMENTS--11.88%
Boston Scientific Corp. (a)                                      291,925        7,736,013
Coherent, Inc. (a)                                                90,750        5,246,484
MiniMed Inc. (a)                                                  26,050        3,202,522
PE Corp. - PE Biosystems Group                                    86,000        5,160,000
                                                                             ------------
                                                                               21,345,019
                                                                             ------------
PHARMACEUTICAL--4.51%
American Home Products Corp.                                     144,350        8,110,665
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS--(cost $194,866,806)                                     $164,100,764
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX HEALTH & BIOTECHNOLOGY FUND                                           27
--------------------------------------------------------------------------------
Schedule of Investments (continued)
April 30, 2000
--------------------------------------------------------------------------------

                                                                 Principal
                                                                   Amount       Value (Note 2)

----------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT (cost $16,941,000)--9.43%
COMMERCIAL PAPER--9.43%
CIT Group Holdings, Inc., 5.90%, due 5/1/2000                   $16,941,000      $ 16,941,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (cost $211,807,806)--100.73%                                    181,041,764
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(0.73)%                                              (1,306,330)
----------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                              $179,735,434
----------------------------------------------------------------------------------------------

(a)                     Denotes non-income producing security

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS                                                        28

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
April 30, 2000
--------------------------------------------------------------------------------

                                         Info-Tech &                                         Health &
                                        Communications  Strategic Natural     Focus 30     Biotechnology
                           Growth Fund       Fund        Resources Fund         Fund           Fund
                           -----------  --------------  -----------------  --------------  -------------
ASSETS
Investments in
  securities, at value
  (Note 2)...............  $32,635,068   $381,256,653      $5,853,783       $15,206,130    $164,100,764
Short term investments
  (Note 2)...............      935,000     14,832,000         117,000           943,000      16,941,000
--------------------------------------------------------------------------------------------------------
Total investments........   33,570,068    396,088,653       5,970,783        16,149,130     181,041,764
--------------------------------------------------------------------------------------------------------
Cash.....................        2,940      3,555,436             250               893           8,465
Receivable for securities
  sold...................      295,712             --         353,332                --       9,630,477
Interest and dividends
  receivable.............           --         67,660           3,868            10,307          34,753
Receivable for fund
  shares sold............      347,333      2,808,891             579           225,794       2,002,976
Receivable due from
  adviser (Note 3).......       14,416             --          14,443            87,258              --
Deferred organizational
  expenses (Note 2)......        9,059          9,023           9,084                --              --
Prepaid expenses and
  other assets...........          115          9,283             638            64,857          68,553
--------------------------------------------------------------------------------------------------------
TOTAL ASSETS.............   34,239,643    402,538,946       6,352,977        16,538,239     192,786,988
--------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for securities
  purchased..............      741,466      9,106,460         246,515                --      11,772,681
Payable to adviser (Note
  3).....................           --        193,231              --                --         126,355
Payable for fund shares
  redeemed...............       60,583        438,197          36,710           130,703         867,092
Payable for distribution
  fees...................       36,094        352,063           5,912             1,434         146,670
Payable for trustee fees
  (Note 3)...............          750            750             750               675             585
Accrued reserve
  liability..............           --             --              --           256,886              --
Accrued expenses and
  other liabilities......       45,111        191,144          28,638            35,003         138,171
--------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES........      884,004     10,281,845         318,525           424,701      13,051,554
--------------------------------------------------------------------------------------------------------
COMMITMENTS AND
  CONTINGENCIES (NOTE 9)
--------------------------------------------------------------------------------------------------------
NET ASSETS...............  $33,355,639   $392,257,101      $6,034,452       $16,113,538    $179,735,434
--------------------------------------------------------------------------------------------------------
NET ASSETS
Paid-in capital..........  $41,070,201   $291,113,004      $5,031,483       $11,363,764    $232,509,174
Undistributed net
  investment income
  (loss).................           --             --             (38)         (256,886)             --
Accumulated net realized
  gain (loss) on
  investments............   (1,013,187)    44,236,669         531,750           532,937     (22,007,698)
Net unrealized
  appreciation
  (depreciation) on
  investments............   (6,701,375)    56,907,428         471,257         4,473,723     (30,766,042)
--------------------------------------------------------------------------------------------------------
NET ASSETS...............  $33,355,639   $392,257,101      $6,034,452       $16,113,538    $179,735,434
--------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Net assets...............  $20,065,462   $182,181,507      $3,657,761       $ 1,125,554    $ 66,418,135
Net asset value per share
  (based on shares of
  beneficial interest
  outstanding, no par
  value per share).......  $     31.19   $      58.99      $    18.62       $     19.17    $      17.33
Maximum sales charge
  (Note 1)...............         5.75%          5.75%           5.75%             5.75%           5.75%
--------------------------------------------------------------------------------------------------------
Offering price per
  share..................  $     33.09   $      62.59      $    19.76       $     20.34    $      18.39
--------------------------------------------------------------------------------------------------------
Total shares outstanding
  at end of period.......      643,268      3,088,425         196,459            58,706       3,833,466
--------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets...............  $12,461,031   $185,507,714      $2,376,691       $   913,893    $ 74,924,775
Net asset value and
  offering price per
  share (based on shares
  of beneficial interest
  outstanding, no par
  value per share).......  $     31.10   $      58.35      $    18.58       $     19.12    $      17.28
--------------------------------------------------------------------------------------------------------
Total shares outstanding
  at end of period.......      400,717      3,179,493         127,917            47,801       4,335,313
--------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Net assets...............  $   829,146   $ 24,567,880      $       --       $        --    $ 38,392,524
Net asset value and
  offering price per
  share (based on shares
  of beneficial interest
  outstanding, no par
  value per share).......  $     31.19   $      58.38      $       --       $        --    $      17.28
--------------------------------------------------------------------------------------------------------
Total shares outstanding
  at end of period.......       26,583        420,800              --                --       2,221,980
--------------------------------------------------------------------------------------------------------
CLASS D SHARES:
Net assets...............  $        --   $         --      $       --       $14,074,091    $         --
Net asset value and
  offering price per
  share (based on shares
  of beneficial interest
  outstanding, no par
  value per share).......  $        --   $         --      $       --       $     19.21    $         --
--------------------------------------------------------------------------------------------------------
Total shares outstanding
  at end of period.......           --             --              --           732,682              --
--------------------------------------------------------------------------------------------------------
INVESTMENTS, AT COST.....  $40,271,443   $339,181,225      $5,499,526       $11,675,407    $211,807,806
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS

--------------------------------------------------------------------------------
Statements of Operations
Year Ended April 30, 2000
--------------------------------------------------------------------------------

                                         Info-Tech &                                                      Health &
                                        Communications  Strategic Natural    Focus 30      Focus 30     Biotechnology
                           Growth Fund       Fund        Resources Fund      Fund(1)      Fund(2)(a)       Fund(3)
                           -----------  --------------  -----------------  ------------  -------------  -------------
INVESTMENT INCOME
Interest Income..........  $    25,924   $    704,460      $   20,961       $   8,822     $   10,114    $    227,808
Dividend income..........       12,271        152,379          74,804         103,661        379,099          56,256
Foreign taxes withheld...         (880)            --          (1,296)             --             --              --
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  INCOME.................       37,315        856,839          94,469         112,483        389,213         284,064
---------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment adviser fee
  (Note 3)...............       93,179      2,370,726          79,206          64,077         53,750         533,345
Registration fees........       67,842        137,197          31,606          35,600         28,454         117,965
Transfer agent fee (Note
  3).....................       62,614        171,896          55,732          61,077         40,559         183,707
Professional fees........       44,786         97,771          47,664          28,054        197,387          37,052
Distribution fees
  (Note 3):
  Class A Shares.........       36,418        384,481          20,172           1,009             34          64,591
  Class B Shares.........       32,409        890,333          12,934           1,155             16         184,847
  Class C Shares.........          784         45,047              --              --             --          80,351
Administration fee
  (Note 3)...............       22,318        153,932          15,645          19,451         23,958          71,546
Custodian fee............       15,421        355,990          18,893          28,892         36,791          63,244
Printing expense.........       12,067        159,457           8,069          12,214         34,454          12,579
Amortization of
  organizational expenses
  (Note 2)...............        4,052          4,088           4,037              --             --              --
Trustees' fee (Note 3)...        2,875          4,253           3,078           1,655         24,848           2,872
Reserve expense (Notes 2
  and 3).................           --             --              --         251,000        474,938              --
General operating expense
  (Note 3)...............           --             --              --              --         81,875              --
Miscellaneous expense....        3,784         18,196           4,567           2,459         10,151             726
---------------------------------------------------------------------------------------------------------------------
Total expenses before
  waivers and
  reimbursements.........      398,549      4,793,367         301,603         506,643      1,007,215       1,352,825
Expenses waived and
  reimbursed (Note 3)....     (130,525)      (454,223)       (167,401)       (193,994)      (295,957)       (340,354)
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES.............      268,024      4,339,144         134,202         312,649        711,258       1,012,471
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS......     (230,709)    (3,482,305)        (39,733)       (200,166)      (322,045)       (728,407)
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss)
  on:
  Investments............     (765,893)    56,211,808       1,170,785         933,012      3,402,567     (22,007,698)
  Written options........         (228)            --           3,201              --             --              --
---------------------------------------------------------------------------------------------------------------------
Total net realized gain
  (loss).................     (766,121)    56,211,808       1,173,986         933,012      3,402,567     (22,007,698)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation
  (depreciation) on
  investments............   (6,842,236)    48,485,153          11,795        (577,835)     2,685,880     (30,766,042)
---------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS).................   (7,608,357)   104,696,961       1,185,781         355,177      6,088,447     (52,773,740)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $(7,839,066)  $101,214,656      $1,146,048       $ 155,011     $5,766,402    $(53,502,147)
---------------------------------------------------------------------------------------------------------------------

(1)  For the six months ended April 30, 2000.
(2)  For the year ended October 31, 1999.
(3) For the period July 15, 1999 (commencement of operations) through April 30, 2000.
(a) This information prior to July 12, 1999 reflects the operations of the ASM Index 30 Fund, Inc.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
Year Ended April 30, 2000
--------------------------------------------------------------------------------

                                         Info-Tech &                                                          Health &
                                        Communications  Strategic Natural     Focus 30        Focus 30      Biotechnology
                           Growth Fund       Fund        Resources Fund        Fund*           Fund**          Fund***
                           -----------  --------------  -----------------  --------------  ---------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
Net investment loss......  $  (230,709)  $ (3,482,305)     $  (39,733)      $  (200,166)    $   (322,045)   $   (728,407)
Net realized gain (loss)
  on investments.........     (766,121)    56,211,808       1,173,986           933,012        3,402,567     (22,007,698)
Net change in unrealized
  appreciation
  (depreciation) on
  investments............   (6,842,236)    48,485,153          11,795          (577,835)       2,685,880     (30,766,042)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations........   (7,839,066)   101,214,656       1,146,048           155,011        5,766,402     (53,502,147)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
From net realized gains
  Class A................     (156,791)    (6,961,619)             --           (36,322)              --              --
  Class B................      (10,977)    (6,343,511)             --            (6,378)              --              --
  Class D................           --             --              --        (2,501,434)      (1,720,263)             --
In excess of net realized
  gains
  Class A................     (141,124)            --              --                --               --              --
  Class B................       (9,881)            --              --                --               --              --
-------------------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions to
  shareholders...........     (318,773)   (13,305,130)             --        (2,544,134)      (1,720,263)             --
-------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
  (Note 6)...............   40,037,615    251,108,437         194,396             4,054      (15,082,593)    233,237,581
-------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)
  in Net Assets..........   31,879,776    339,017,963       1,340,444        (2,385,069)     (11,036,454)    179,735,434
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period......    1,475,863     53,239,138       4,694,008        18,498,607       29,535,061              --
-------------------------------------------------------------------------------------------------------------------------
End of period............  $33,355,639   $392,257,101      $6,034,452       $16,113,538     $ 18,498,607    $179,735,434
-------------------------------------------------------------------------------------------------------------------------
Undistributed net
  investment income
  (loss) at end of
  period.................  $        --   $         --      $      (38)      $  (256,886)    $         --    $         --
-------------------------------------------------------------------------------------------------------------------------

  *  For the six months ended April 30, 2000.
 ** For the year ended October 31, 1999. Information prior to July 12, 1999 reflects the operations of the ASM Index 30 Fund, Inc.
*** For the period July 15, 1999 (commencement of operations) through April 30, 2000.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS                                                        31

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
Year Ended April 30, 1999
--------------------------------------------------------------------------------

                                                                             Info-Tech &
                                                                            Communications    Strategic Natural
                                                             Growth Fund         Fund          Resources Fund      Focus 30 Fund*
                                                             -----------    --------------    -----------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss).............................    $   (9,228)     $  (142,509)        $      (531)       $   527,096
Net realized gain (loss) on investments and foreign
  currency transactions..................................       171,323        5,142,360            (319,476)         3,568,516
Net change in unrealized appreciation (depreciation) on
  investments and foreign currency.......................       (14,256)       8,116,172              67,879            592,550
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations.............................................       147,839       13,116,023            (252,128)         4,688,162
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A................................................       (12,649)              --            (107,147)                --
  Class B................................................          (425)              --              (1,462)                --
  Class D................................................            --               --                  --           (453,542)
Net realized gains:
  Class A................................................       (41,958)        (132,847)               (158)                --
  Class B................................................        (1,304)         (25,118)                 (2)                --
  Class D................................................            --               --                  --         (1,846,825)
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders........       (56,336)        (157,965)           (108,769)        (2,300,367)
---------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 6).........................       493,720       37,840,738            (642,929)         6,020,444
---------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets..................       585,223       50,798,796          (1,003,826)         8,408,239
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year........................................       890,640        2,440,342           5,697,834         21,126,822
---------------------------------------------------------------------------------------------------------------------------------
End of year..............................................    $1,475,863      $53,239,138         $ 4,694,008        $29,535,061
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss) at end of
  year...................................................    $       --      $        --         $      (198)       $        --
---------------------------------------------------------------------------------------------------------------------------------

                    *    For the year ended October 31, 1998

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROWTH FUND                                                           32

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                        Class A Shares
                                                                --------------------------------------------------------------
                                                                    Year Ended            Year Ended           Period Ended
                                                                April 30, 2000 (b)    April 30, 1999 (b)    April 30, 1998 (a)
                                                                ------------------    ------------------    ------------------
Net asset value, beginning of period........................         $ 18.66               $17.93                $15.00
                                                                     -------               ------                ------
Income (loss) from investment operations:
  Net investment income (loss)..............................           (0.57)               (0.15)                 0.26(e)
  Net realized and unrealized gain on investments and
   foreign currency transactions............................           14.12(f)              1.70                  2.67
                                                                     -------               ------                ------
  Total income from investment operations...................           13.55                 1.55                  2.93
                                                                     -------               ------                ------
Less distributions from net investment income...............              --                (0.19)                   --
Less distributions from net realized gains..................           (0.54)               (0.63)                   --
Less distributions in excess of net realized gains..........           (0.48)                  --                    --
                                                                     -------               ------                ------
  Total distributions from net investment income and net
    realized gains..........................................           (1.02)               (0.82)                   --
                                                                     -------               ------                ------
Net asset value, end of period..............................         $ 31.19               $18.66                $17.93
                                                                     =======               ======                ======

Total Return(c).............................................           73.29%                9.07%                19.53%
                                                                     =======               ======                ======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................         $20,065               $1,422                $  891
  Ratio of expenses to average net assets(d)................            2.00%                1.93%                 2.11%
  Ratio of total expenses to average net assets before
    waivers and reimbursements(d)...........................            3.21%               23.92%                50.13%
  Ratio of net investment income (loss) to average net
    assets(d)...............................................           (1.68)%              (0.85)%                4.41% (e)
  Portfolio turnover rate...................................             254%                 957%                  448%

---------------

                  (a)   The commencement of investment operations was October 22,
                        1997.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Adviser,
                        Administrator, Custodian and Distributor not absorbed a
                        portion of the expenses, total returns would have been
                        lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.
                  (e)   Net investment income per share and the net investment
                        income ratio would have been lower without a certain
                        investment strategy followed by the Adviser during the
                        current fiscal year.
                  (f)   Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of
                        sales and redemptions for Fund shares in relation to
                        fluctuating market values of the Fund's investments.

--------------------------------------------------------------------------------

ORBITEX GROWTH FUND

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                               Class B Shares
                                                                --------------------------------------------
                                                                    Year Ended             Period Ended
                                                                April 30, 2000 (b)     April 30, 1999 (a)(b)
                                                                -------------------    ---------------------
Net asset value, beginning of period........................          $ 18.61                 $16.46
                                                                      -------                 ------
Income (loss) from investment operations:
  Net investment loss.......................................            (0.95)                 (0.12)
  Net realized and unrealized gain on investments and
    foreign currency transactions...........................            14.46(e)                3.11
                                                                      -------                 ------
  Total income from investment operations...................            13.51                   2.99
                                                                      -------                 ------
Less distributions from net investment income...............               --                  (0.21)
Less distributions from net realized gains..................            (0.54)                 (0.63)
Less distributions in excess of net realized gains..........            (0.48)                    --
                                                                      -------                 ------
  Total distributions from net investment income and net
    realized gains..........................................            (1.02)                 (0.84)
                                                                      -------                 ------
Net asset value, end of period..............................          $ 31.10                 $18.61
                                                                      =======                 ======

Total Return(c).............................................            73.28%                 18.61%
                                                                      =======                 ======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................          $12,461                 $   54
  Ratio of expenses to average net assets(d)................             2.60%                  2.03%
  Ratio of total expenses to average net assets before
    waivers, and reimbursements(d)..........................             3.20%                 18.75%
  Ratio of net investment income (loss) to average net
    assets(d)...............................................            (2.34)%                (1.05)%
  Portfolio turnover rate...................................              254%                   957%

---------------

                  (a)   The commencement of investment operations was September 16,
                        1998.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Adviser,
                        Administrator, Custodian and Distributor not absorbed a
                        portion of the expenses, total returns would have been
                        lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.
                  (e)   Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of
                        sales and redemptions for Fund shares in relation to
                        fluctuating market values of the Fund's investments.

--------------------------------------------------------------------------------

ORBITEX GROWTH FUND                                                           34

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                   Class C Shares
                                                                ---------------------
                                                                    Period Ended
                                                                April 30, 2000 (a)(b)
                                                                ---------------------
Net asset value, beginning of period........................           $51.65
                                                                       ------
Income (loss) from investment operations:
  Net investment loss.......................................            (0.11)
  Net realized and unrealized loss on investments...........           (20.35)
                                                                       ------
  Total loss from investment operations.....................           (20.46)
                                                                       ------
Less distributions from net investment income...............               --
Less distributions from net realized gains..................               --
                                                                       ------
  Total distributions from net investment income and net
    realized gains..........................................               --
                                                                       ------
Net asset value, end of period..............................           $31.19
                                                                       ======

Total Return(c).............................................           (39.61)%
                                                                       ======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................           $  829
  Ratio of expenses to average net assets(d)................             2.60%
  Ratio of total expenses to average net assets before
    waivers and reimbursements(d)...........................             4.23%
  Ratio of net investment income (loss) to average net
    assets(d)...............................................            (2.41)%
  Portfolio turnover rate...................................              254%

---------------

                  (a) The commencement of investment operations was March 14, 2000.
                  (b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
                  (c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.

--------------------------------------------------------------------------------

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                       35

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                      Class A Shares
                                                                ----------------------------------------------------------
                                                                    Year Ended          Year Ended         Period Ended
                                                                April 30, 2000 (b)    April 30, 1999    April 30, 1998 (a)
                                                                ------------------    --------------    ------------------
Net asset value, beginning of period........................        $  30.62             $ 19.62             $15.00
                                                                    --------             -------             ------
Income (loss) from investment operations:
  Net investment income (loss)..............................           (0.77)              (0.08)              0.00
  Net realized and unrealized gain on investments and
    foreign currency transactions...........................           32.60               11.26               4.62
                                                                    --------             -------             ------
  Total income from investment operations...................           31.83               11.18               4.62
                                                                    --------             -------             ------
Less distributions from net investment income...............              --                  --                 --
Less distributions from net realized gains..................           (3.46)              (0.18)                --
                                                                    --------             -------             ------
  Total distributions from net investment income and net
    realized gains..........................................           (3.46)              (0.18)                --
                                                                    --------             -------             ------
Net asset value, end of period..............................        $  58.99             $ 30.62             $19.62
                                                                    ========             =======             ======

Total Return(c).............................................          106.44%              57.43%             30.80%
                                                                    ========             =======             ======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................        $182,182             $34,335             $2,440
  Ratio of expenses to average net assets(d)................            2.00%               2.07%              2.88%
  Ratio of total expenses to average net assets before
    waivers and reimbursements(d)...........................            2.29%               4.04%             39.06%
  Ratio of net investment income (loss) to average net
    assets(d)...............................................           (1.55)%             (0.70)%            (1.27)%
  Portfolio turnover rate...................................             222%                360%                76%

---------------

                  (a)   The commencement of investment operations was October 22,
                        1997.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Adviser,
                        Administrator, Custodian and Distributor not absorbed a
                        portion of the expenses, total returns would have been
                        lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.

--------------------------------------------------------------------------------

ORBITEX INFO-TECH & COMMUNICATIONS FUND

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                             Class B Shares
                                                                ----------------------------------------
                                                                    Year Ended           Period Ended
                                                                April 30, 2000 (b)    April 30, 1999 (a)
                                                                ------------------    ------------------
Net asset value, beginning of period........................        $  30.48               $ 18.23
                                                                    --------               -------
Income (loss) from investment operations:
  Net investment loss.......................................           (1.10)                (0.08)
  Net realized and unrealized gain on investments and
    foreign currency transactions...........................           32.43                 12.51
                                                                    --------               -------
  Total income from investment operations...................           31.33                 12.43
                                                                    --------               -------
Less distributions from net investment income...............              --                    --
Less distributions from net realized gains..................           (3.46)                (0.18)
                                                                    --------               -------
  Total distributions from net investment income and net
    realized gains..........................................           (3.46)                (0.18)
                                                                    --------               -------
Net asset value, end of period..............................        $  58.35               $ 30.48
                                                                    ========               =======

Total Return(c).............................................          105.25%                68.67%
                                                                    ========               =======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................        $185,508               $18,904
  Ratio of expenses to average net assets(d)................            2.60%                 2.41%
  Ratio of total expenses to average net assets before
    waivers, and reimbursements(d)..........................            2.80%                 4.41%
  Ratio of net investment income (loss) to average net
    assets(d)...............................................           (2.15)%               (1.40)%
  Portfolio turnover rate...................................             222%                  360%

---------------

                  (a)   The commencement of investment operations was September 16,
                        1998.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Adviser,
                        Administrator, Custodian and Distributor not absorbed a
                        portion of the expenses, total returns would have been
                        lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.

--------------------------------------------------------------------------------

ORBITEX INFO-TECH & COMMUNICATIONS FUND

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                   Class C Shares
                                                                ---------------------
                                                                    Period Ended
                                                                April 30, 2000 (a)(b)
                                                                ---------------------
Net asset value, beginning of period........................           $ 53.75
                                                                       -------
Income (loss) from investment operations:
  Net investment loss.......................................             (0.42)
  Net realized and unrealized gain on investments...........              5.05
                                                                       -------
  Total income from investment operations...................              4.63
                                                                       -------
Less distributions from net investment income...............                --
Less distributions from net realized gains..................                --
                                                                       -------
  Total distributions from net investment income and net
    realized gains..........................................                --
                                                                       -------
Net asset value, end of period..............................           $ 58.38
                                                                       =======

Total Return(c).............................................              8.61%
                                                                       =======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................           $24,568
  Ratio of expenses to average net assets(d)................              2.60%
  Ratio of total expenses to average net assets before
    waivers and reimbursements(d)...........................              2.93%
  Ratio of net investment income (loss) to average net
    assets(d)...............................................             (2.20)%
  Portfolio turnover rate...................................               222%

---------------

                  (a) The commencement of investment operations was January 14, 2000.
                  (b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
                  (c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.

--------------------------------------------------------------------------------

ORBITEX STRATEGIC NATURAL RESOURCES FUND                                      38

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                        Class A Shares
                                                                --------------------------------------------------------------
                                                                    Year Ended            Year Ended           Period Ended
                                                                April 30, 2000 (b)    April 30, 1999 (b)    April 30, 1998 (a)
                                                                ------------------    ------------------    ------------------
Net asset value, beginning of period........................         $14.92                $16.54                $15.00
                                                                     ------                ------                ------
Income (loss) from investment operations:
  Net investment income (loss)..............................          (0.07)                 0.00 (f)              0.38 (e)
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions...........................           3.77                 (1.25)                 1.22
                                                                     ------                ------                ------
  Total income (loss) from investment operations............           3.70                 (1.25)                 1.60
                                                                     ------                ------                ------
Less distributions from net investment income...............             --                 (0.37)                (0.03)
Less distributions from net realized gains..................             --                  0.00 (f)             (0.03)
                                                                     ------                ------                ------
  Total distributions from net investment income and net
    realized gains..........................................             --                 (0.37)                (0.06)
                                                                     ------                ------                ------
Net asset value, end of period..............................         $18.62                $14.92                $16.54
                                                                     ======                ======                ======

Total Return(c).............................................          24.80%                (6.86)%               10.74%
                                                                     ======                ======                ======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................         $3,658                $4,286                $5,698
  Ratio of expenses to average net assets(d)................           2.00%                 2.19%                 2.45%
  Ratio of total expenses to average net assets before
    waivers and reimbursements(d)...........................           4.80%                 8.76%                 9.27%
  Ratio of net investment income (loss) to average net
    assets(d)...............................................          (0.48)%                0.00%                 6.12 % (e)
  Portfolio turnover rate...................................            735%                  921%                  519%

---------------

                  (a)   The commencement of investment operations was October 23,
                        1997.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Adviser,
                        Administrator, Custodian and Distributor not absorbed a
                        portion of the expenses, total returns would have been
                        lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.
                  (e)   Net investment income per share and the net investment
                        income ratio would have been lower without a certain
                        investment strategy followed by the Adviser during the
                        current fiscal year.
                  (f)   Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------

ORBITEX STRATEGIC NATURAL RESOURCES FUND

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                               Class B Shares
                                                                --------------------------------------------
                                                                    Year Ended             Period Ended
                                                                April 30, 2000 (b)    April 30, 1999 (a)(b)
                                                                ------------------    ----------------------
Net asset value, beginning of period........................         $14.98                  $12.22
                                                                     ------                  ------
Income (loss) from investment operations:
  Net investment loss.......................................          (0.18)                  (0.05)
  Net realized and unrealized gain on investments and
    foreign currency transactions...........................           3.78                    3.21 (e)
                                                                     ------                  ------
  Total income (loss) from investment operations............           3.60                    3.16
                                                                     ------                  ------
Less distributions from net investment income...............             --                   (0.40)
Less distributions from net realized gains..................             --                    0.00 (f)
                                                                     ------                  ------
  Total distributions from net investment income and net
    realized gains..........................................             --                   (0.40)
                                                                     ------                  ------
Net asset value, end of period..............................         $18.58                  $14.98
                                                                     ======                  ======

Total Return(c).............................................          24.03%                  26.92%
                                                                     ======                  ======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)......................         $2,377                  $  408
  Ratio of expenses to average net assets(d)................           2.60%                   2.40%
  Ratio of total expenses to average net assets before
    waivers and reimbursements(d)...........................           4.67%                   8.49%
  Ratio of net investment loss to average net assets(d).....          (1.12)%                 (0.66)%
  Portfolio turnover rate...................................            735%                    921%

---------------

                  (a)   The commencement of investment operations was September 21,
                        1998.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Adviser,
                        Administrator, Custodian and Distributor not absorbed a
                        portion of the expenses, total returns would have been
                        lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized for periods less than one year.
                  (e)   The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
                  (f)   Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------

ORBITEX FOCUS 30 FUND                                                         40

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                       Class A Shares                                Class B Shares
                                         ------------------------------------------    ------------------------------------------
                                            Period Ended           Period Ended           Period Ended           Period Ended
                                         April 30, 2000 (b)    October 31, 1999 (a)    April 30, 2000 (b)    October 31, 1999 (a)
                                         ------------------    --------------------    ------------------    --------------------
Net asset value, beginning of
  period.............................         $21.96                 $22.76                 $21.94                 $22.76
                                              ------                 ------                 ------                 ------
Income (loss) from investment
  operations:
  Net investment loss................          (0.71)                 (0.08)                 (1.22)                 (0.10)
  Net realized and unrealized gain
    (loss) on investments............           1.17                  (0.72)                  1.65                  (0.72)
                                              ------                 ------                 ------                 ------
  Total income (loss) from investment
    operations.......................           0.46                  (0.80)                  0.43                  (0.82)
                                              ------                 ------                 ------                 ------
Less distributions from net
  investment income..................             --                     --                                            --
Less distributions in excess of net
  income.............................             --                     --                     --                     --
Less distributions from net realized
  gains..............................          (3.25)                    --                  (3.25)                    --
                                              ------                 ------                 ------                 ------
  Total distributions from net
    investment income and net
    realized gains...................          (3.25)                    --                  (3.25)                    --
                                              ------                 ------                 ------                 ------
Net asset value, end of period.......         $19.17                 $21.96                 $19.12                 $21.94
                                              ======                 ======                 ======                 ======

Total Return(c)......................           1.36%                 (3.51)%                 1.22%                 (3.60)%
                                              ======                 ======                 ======                 ======

Ratios and Supplemental Data:
  Net assets, end of period (in
    000's)...........................         $1,126                 $   60                 $  914                 $   10
  Ratio of expenses to average net
    assets(d)(e).....................           8.35%                  3.58%                 13.22%                  4.58%
  Ratio of total expenses to average
    net assets before waivers and
    reimbursements(d)................          10.75%                  6.22%                 15.62%                  7.28%
  Ratio of net investment income
    (loss) to average net
    assets(d)........................          (7.19)%                (2.60)%               (12.23)%                (3.53)%
  Portfolio turnover rate............             30%                    61%                    30%                    61%

---------------

                  (a)   The commencement of investment operations was July 12, 1999 for Class A and B shares.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Advisor,
                        Administrator and Custodian not absorbed a portion of the
                        expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
                  (d)   Annualized.
                  (e)   Ratio includes amounts relating to the general reserve
                        expense recognized in the period (see Note 3). If such
                        expenses had not been incurred, the ratios of expenses to
                        average net assets for Classes A and B would be 1.13% and
                        1.00%, and 1.74% and 1.60%, respectively.

--------------------------------------------------------------------------------

ORBITEX FOCUS 30 FUND

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                           Class D Shares (a)
                                       ------------------------------------------------------------------------------------------
                                                                                     Year Ended October 31
                                          Period Ended         ------------------------------------------------------------------
                                       April 30, 2000 (b)         1999            1998          1997         1996       1995 (g)
                                       ------------------      ----------      ----------    ----------    ---------    ---------
Net asset value, beginning of
  period...........................         $ 21.97             $ 19.02         $ 17.21       $ 14.13       $11.37       $ 9.78
                                            -------             -------         -------       -------       ------       ------
Income (loss) from investment
  operations:
  Net investment income (loss).....           (0.21)              (0.27)           0.32          0.18         0.08           --
  Net realized and unrealized gain
    on investments.................            0.70                4.62            2.54          3.34         2.76         1.77
                                            -------             -------         -------       -------       ------       ------
  Total income from investment
    operations.....................            0.49                4.35            2.86          3.52         2.84         1.77
                                            -------             -------         -------       -------       ------       ------
Less distributions from net
  investment income................              --                  --           (0.27)        (0.18)       (0.07)       (0.05)
Less distributions in excess of net
  income...........................              --                  --              --         (0.11)       (0.01)       (0.13)
Less distributions from net
  realized gains...................           (3.25)              (1.40)          (0.78)        (0.15)          --           --
                                            -------             -------         -------       -------       ------       ------
  Total distributions from net
    investment income and net
    realized gains.................           (3.25)              (1.40)          (1.05)        (0.44)       (0.08)       (0.18)
                                            -------             -------         -------       -------       ------       ------
Net asset value, end of period.....         $ 19.21             $ 21.97         $ 19.02       $ 17.21       $14.13       $11.37
                                            =======             =======         =======       =======       ======       ======

Total Return(c)....................            1.50%              24.08%          17.13%        25.18%       25.01%       18.10%
                                            =======             =======         =======       =======       ======       ======

Ratios and Supplemental Data:
  Net assets, end of period (in
    000's).........................         $14,074             $18,429         $29,535       $21,127       $9,315       $9,704
  Ratio of expenses to average net
    assets.........................            3.38%(d)(e)         3.11%(e)        0.18%         0.42%        1.86%        3.01%(f)
  Ratio of total expenses to
    average net assets before
    waivers and reimbursements.....            5.65%(d)            4.41%           0.91%         1.05%        2.59%        5.77%
  Ratio of net investment income
    (loss) to average net assets...           (2.06)%(d)          (1.41)%          1.60%         1.51%        0.53%        0.04%
  Portfolio turnover rate..........              30%                 61%            196%          265%         391%         340%

---------------

                  (a)   This information prior to July 12, 1999 reflects the
                        operations of the ASM Index 30 Fund, Inc., which was
                        reorganized into Class D shares of the Orbitex Focus 30
                        Fund.
                  (b)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (c)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses,
                        total returns would have been lower.
                  (d)   Annualized.
                  (e)   Ratio includes amounts relating to the general operating
                        expense and general reserve expense recognized as a result of the termination of the investment advisory agreement with the former Adviser (see Note 3). If such expenses had not
                        been incurred, the ratio of expense to average net assets
                        would be 0.70% and 1.03%, respectively.
                  (f)   Includes $50,460 of interest expense not subject to expense reimbursement agreement.
                  (g)   Audited by predecessor auditor.

--------------------------------------------------------------------------------

ORBITEX HEALTH & BIOTECHNOLOGY FUND                                           42

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                             Class A Shares           Class B Shares           Class C Shares
                                                          ---------------------    ---------------------    ---------------------
                                                              Period Ended             Period Ended             Period Ended
                                                          April 30, 2000 (a)(c)    April 30, 2000 (a)(c)    April 30, 2000 (b)(c)
                                                          ---------------------    ---------------------    ---------------------
Net asset value, beginning of period..................           $ 10.00                  $ 10.00                  $ 16.33
                                                                 -------                  -------                  -------
Income (loss) from investment operations:
  Net investment income (loss)........................             (0.21)                   (0.31)                   (0.12)
  Net realized and unrealized gain (loss) on
    investments and foreign currency related
    transactions(f)...................................              7.54                     7.59                     1.07
                                                                 -------                  -------                  -------
  Total income (loss) from investment operations......              7.33                     7.28                     0.95
                                                                 -------                  -------                  -------
Less distributions from net investment income.........                --                       --                       --
Less distributions from net realized gains............                --                       --                       --
                                                                 -------                  -------                  -------
  Total distributions from net investment income and
    net realized gains................................                --                       --                       --
                                                                 -------                  -------                  -------
Net asset value, end of period........................           $ 17.33                  $ 17.28                  $ 17.28
                                                                 =======                  =======                  =======

Total Return(d).......................................             73.30%                   72.80%                    5.82%
                                                                 =======                  =======                  =======

Ratios and Supplemental Data:
  Net assets, end of period (in 000's)................           $66,418                  $74,925                  $38,393
  Ratio of expenses to average net assets(e)..........              2.00%                    2.60%                    2.60%
  Ratio of total expenses to average net assets before
    waivers and reimbursements(e).....................              3.02%                    3.37%                    3.00%
  Ratio of net investment income (loss) to average net
    assets(e).........................................             (1.33)%                  (1.94)%                  (1.94)%
  Portfolio turnover rate.............................               144%                     144%                     144%

---------------

                  (a)   The commencement of investment operations was July 15, 1999 for Class A and B shares.
                  (b)   The commencement of investment operations was January 18,
                        2000 for Class C shares.
                  (c)   Per share numbers have been calculated using the average
                        shares method, which more appropriately presents the per
                        share data for the period.
                  (d)   Total returns are historical and assume changes in share
                        price, reinvestment of dividends and capital gains
                        distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses,
                        total returns would have been lower. Total returns for
                        periods less than one year are not annualized.
                  (e)   Annualized for periods less than one year.
                  (f)   Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of
                        sales and redemptions for Fund shares in relation to
                        fluctuating market values of the Fund's investments.

--------------------------------------------------------------------------------

ORBITEX GROUP OF FUNDS                                                        43
--------------------------------------------------------------------------------
Notes to Financial Statements
April 30, 2000
------------------------------------------
------------------------------------------

1. ORGANIZATION

Orbitex Group of Funds (the "Trust" or the "Funds") was incorporated in Delaware in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of six funds (collectively the "Funds" and each individually a "Fund"), only five of which are currently operational, as follows: Growth Fund, Info-Tech & Communications Fund, Strategic Natural Resources Fund (which will change its name effective June 5, 2000, to Energy & Basic Materials Fund),
Focus 30 Fund and Health & Biotechnology Fund. Each Fund operates as a diversified investment company, except Health & Biotechnology Fund, which operates as a non-diversified investment company. The primary objective of the Growth Fund is to provide long-term growth of capital through selective investment in securities of companies of all sizes that offer potential for growth. The primary objective of the Info-Tech & Communications Fund is long-term growth of capital through selective investment in the securities of communications, information and related technology companies. The primary objective of the Strategic Natural Resources Fund is long-term growth of capital through selective investment in the securities of companies engaged in natural resources industries and industries supportive to natural resource industries. The primary objective of the Focus 30 Fund is long-term growth of capital and current income through focused investment in the securities of some or all of the 30 companies listed on the New York Stock Exchange that make up the Dow Jones Industrial Average. The Focus 30 Fund is not an index fund. The primary objective of the Health & Biotechnology Fund is long-term growth of capital through selective investment in the securities of companies engaged in the healthcare, health products, pharmaceuticals, medical research and biotechnology research development and implementation and other areas related to the health industry. Prior to the close of business on July 9, 1999, the Focus 30 Fund operated as a separate fund called the ASM Index 30 Fund ("ASM"). On July 9, 1999, ASM was reorganized as a new portfolio of the Trust and existing shareholders of ASM received Class D shares of the Focus 30 Fund in exchange for their shares of ASM.

All Funds currently offer both Class A and Class B Shares. Class A Shares are offered at net asset value plus a maximum sales load of 5.75%. Class B Shares are offered subject to a contingent deferred sales charge and will automatically convert to Class A Shares after eight years. The Growth Fund, the Info-Tech & Communications Fund and the Health & Biotechnology Fund offer Class C Shares. Class C Shares are offered subject to a contingent deferred sales charge. The Focus 30 Fund also offers Class D shares which are only available to shareholders who previously were shareholders of ASM at the time of the reorganization as of the close of business on July 9, 1999 (see Note 10), employees of Orbitex Financial Services Group, Inc. ("OFSG") and its affiliates and certain institutional investors. Class D Shares are offered at net asset value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being

ORBITEX GROUP OF FUNDS                                                        44
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------
valued, or lacking any sales, the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Adviser or Sub-Adviser deems it appropriate, prices obtained from an independent pricing service will be used. Short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees ("Trustees").

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of non-reclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Market discount, original issue discount and premiums are amortized on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

ORBITEX GROUP OF FUNDS                                                        45
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------

RESERVE EXPENSE

On December 23, 1998, at a meeting of the independent members of the ASM Board, the Directors voted to notify Vector Index Advisors, Inc. ("Vector"), the prior adviser, of the termination of its advisory agreement which became effective on February 28, 1999. During this interim period, the Directors solicited proposals from other funds and advisers and considered alternative arrangements for the Fund. Such alternatives included the approval of a new advisory relationship with another adviser, the reorganization of the Fund with another fund or, in the absence of such options, the termination of the Fund and distribution of its assets to the shareholders. The Directors established an expense reserve to cover the cost of these extraordinary items (see Note 3). Prior to the Fund's reorganization as of the close of business on July 9, 1999, certain legal proceedings were initiated against the Fund (see Note 9) which caused the directors to re-evaluate and increase the reserve expense for the ongoing legal fees associated with defending the claims. Included in the reserve expense account for the period ended April 30, 2000 and year ended October 31, 1999 are legal expenses related to the Fund's defense in these suits.

DISTRIBUTIONS TO SHAREHOLDERS

Income will normally be declared and distributed annually for each of the Funds, except for the Focus 30 Fund, which will normally declare and distribute income quarterly. All Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the timing of the recording of certain expenses and realized losses.

DEFERRED ORGANIZATIONAL COSTS

Organizational expenses have been deferred and are being amortized over a period of five years commencing with operations. The Adviser has agreed with respect to each applicable Fund, that, if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with which the Funds may enter into repurchase agreements.

OPTIONS

Each Fund may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

ORBITEX GROUP OF FUNDS                                                        46
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire, it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option, it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option. The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of the option premium. If a written put or purchased call option is exercised, the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the closing bid price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

The Info-Tech & Communications Fund, Strategic Natural Resources Fund and Health & Biotechnology Fund may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEES

Each Fund has entered into an investment advisory agreement with Orbitex Management, Inc. (the "Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 0.75% for the Growth Fund and the Focus 30 Fund, and 1.25% for the Info-Tech & Communications Fund, Strategic Natural Resources Fund and Health & Biotechnology Fund.

Except for the Focus 30 Fund, the Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses, net of waivers and custody credits, to an annualized rate of 2.00%, 2.60% and

ORBITEX GROUP OF FUNDS                                                        47
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------
2.60% of the average daily net assets of each Fund's Class A, Class B and Class C shares, respectively. These limits will remain in effect until December 31, 2000. Prior to July 7, 1999, the limits for Class B shares of the Growth Fund, Info-Tech & Communications Fund and Strategic Natural Resources Fund were 2.00%, 2.40% and 2.40%, respectively.

Effective January 1, 2000, the Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses of the Focus 30 Fund, net of waivers and custody credits and excluding extraordinary or non-recurring expenses, to an annualized rate of 1.15%, 1.75% and 0.75% of the average daily net assets of the Fund's Class A, Class B and Class D shares, respectively. These limits will remain in effect until December 31, 2000. For the period July 12, 1999 to January 1, 2000, the expense limits for Class A, Class B and Class D shares were 1.00%, 1.60% and 0.60%, respectively. Under the prior investment advisory agreement in effect through February 28, 1999, Vector agreed to limit expenses of the Focus 30 Fund to 0.18% of the Fund's average daily net assets.

Fees waived and/or expenses reimbursed by the Adviser for the period ended April 30, 2000 amounted to $130,525, $454,223, $167,401, $151,335 and $131,989 for the
Growth Fund, Info-Tech & Communications Fund, Strategic Natural Resources Fund, Focus 30 Fund and Health & Biotechnology Fund, respectively.

For the period July 12, 1999 through October 31, 1999, the Adviser waived fees and reimbursed expenses of approximately $129,000 for the Focus 30 Fund. For the period November 1, 1999 through February 28, 1999, Vector waived fees and expenses of approximately $155,000 which were determined to be uncollectible from Vector and were written off, net of management fees due Vector, through the reserve expense.

Due to Vector's inability to meet its financial commitments, the Focus 30 Fund incurred operating expenses of $81,875 for the year ended October 31, 1999 for salaries, rent and other administrative expenses, normally payable by Vector, to continue the management of the Fund prior to the commencement of the Advisory Agreement with the Adviser.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

Prior to July 12, 1999, State Street Bank and Trust Company ("State Street") served as the administrator of the Trust, except for the Focus 30 Fund whose administrator was Mutual Fund Service Company. Effective July 12, 1999, American Data Services ("ADS"), an affiliate of the Adviser, serves as the administrator of the Trust. The Administration agreement provides that ADS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust. For providing administration services to the Trust, ADS or the Sub-Administrator receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements.

ADS also acts as the fund accounting agent and transfer agent of the Focus 30 Fund and the Health & Biotechnology Fund. For providing fund accounting services, the Funds pay ADS a fixed monthly fee for average net assets less than $25 million plus out-of-pocket expenses. For providing transfer agent services, the Funds pay ADS a minimum monthly or per account fee plus certain transaction fees.

ADS has contractually agreed to waive certain of its service fees up to $44,000 for Fund assets less than $50 million for a period up to three years, and voluntarily waive fees exceeding these amounts. Fees waived by ADS for the period ended April 30, 2000 amounted to $42,659 and $208,365 for the Focus 30 Fund and Health & Biotechnology Fund, respecitively. For the period July 12, 1999 through October 31, 1999, the Focus 30 Fund incurred fees to ADS of

ORBITEX GROUP OF FUNDS                                                        48
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------
approximately $29,000, of which ADS waived $11,000.

DISTRIBUTOR

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act. The Plans and Agreements provide for the payment of a distribution fee to the distributor at an annualized rate of 0.40%, 0.75% and 0.75% of the average daily net assets attributable to the shares of Class A, Class B and Class C, respectively. The Plans and Agreements for Class B and Class C also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the shares of Class B and Class C. Class D shares do not pay any 12b-1 distribution or shareholder service fee.

TRUSTEES FEES

The Funds pay no compensation to their Trustees who are employees of the Adviser. Trustees who are not Adviser employees receive a fee of $1,250 for each regular and special meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2000, were as follows:

                                                                               NET
                                                 GROSS         GROSS        UNREALIZED
                                 IDENTIFIED    UNREALIZED    UNREALIZED    APPRECIATION
                                    COST      APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                ------------  ------------  ------------  --------------
Growth Fund...................  $ 40,605,562  $ 2,403,318   $ (9,438,812)  $ (7,035,494)
Info-Tech & Communications
  Fund........................   339,453,310   89,731,011    (33,095,668)    56,635,343
Strategic Natural Resources
  Fund........................     5,540,106      560,951       (130,274)       430,677
Focus 30 Fund.................    11,949,083    4,668,960       (468,913)     4,200,047
Health & Biotechnology Fund...   228,646,984    6,000,340    (53,605,560)   (47,605,220)

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the year ended April 30, 2000, were as follows:

                                           PURCHASES       SALES
                                          ------------  ------------
Growth Fund.............................  $ 67,364,999  $ 30,967,272
Info-Tech & Communications Fund.........   623,698,373   391,528,013
Strategic Natural Resources Fund........    42,970,824    42,936,904
Focus 30 Fund*..........................     4,977,949     7,747,799
Health & Biotechnology Fund**...........   296,512,933    79,638,429

*For the six months ended April 30, 2000.

**For the period July 15, 1999 (commencement of operations) through April 30, 2000.

ORBITEX GROUP OF FUNDS                                                        49
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------

For the year ended April 30, 2000, the following options were written:

                                          NUMBER OF
                                          CONTRACTS  PREMIUM
                                          ---------  -------
GROWTH FUND:
  Balance as of April 30, 1999..........      --      $  --
  Written...............................       8        414
  Bought Back...........................       8       (414)
                                            ----      -----
  Balance as of April 30, 2000..........      --      $  --
                                            ====      =====

                                          NUMBER OF
                                          CONTRACTS   PREMIUM
                                          ---------  ---------
STRATEGIC NATURAL RESOURCES FUND:
  Balance as of April 30, 1999..........      --      $    --
  Written...............................      35        2,586
  Closed and Expired....................      35       (2,586)
                                            ----      -------
  Balance as of April 30, 2000..........      --      $    --
                                            ====      =======

6. SHAREHOLDERS' TRANSACTIONS

Following is a summary of shareholder transactions for each Fund:

                                     YEAR ENDED            YEAR ENDED
                                   APRIL 30, 2000        APRIL 30, 1999
                                ---------------------  ------------------
                                 SHARES     DOLLARS    SHARES    DOLLARS
                                --------  -----------  -------  ---------
GROWTH
  CLASS A SHARES:
  Shares sold.................   439,339  $19,748,021   50,700  $ 868,063
  Shares issued in acquisition
    of American Diversified
    Global Value Fund
    (Note 11).................   251,174    5,338,412       --         --
  Shares issued to
    shareholders in
    reinvestment..............    10,363      287,294    2,764     47,377
  Shares redeemed.............  (133,781)  (4,210,367) (26,965)  (473,892)
                                --------  -----------  -------  ---------
    Net increase..............   567,095  $21,163,360   26,499  $ 441,548
                                ========  ===========  =======  =========

                                     YEAR ENDED           PERIOD ENDED
                                   APRIL 30, 2000       APRIL 30, 1999*
                                ---------------------  ------------------
                                 SHARES     DOLLARS    SHARES    DOLLARS
                                --------  -----------  -------  ---------
CLASS B SHARES:
  Shares sold.................   420,712  $18,613,958    3,387  $  61,207
  Shares issued to
    shareholders in
    reinvestment..............       748       20,672       46        781
  Shares redeemed.............   (23,656)    (906,041)    (520)    (9,816)
                                --------  -----------  -------  ---------
    Net increase..............   397,804  $17,728,589    2,913  $  52,172
                                ========  ===========  =======  =========

ORBITEX GROUP OF FUNDS                                                        50
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------

                                             PERIOD ENDED
                                           APRIL 30, 2000**
                                          ------------------
                                          SHARES   DOLLARS
                                          ------  ----------
CLASS C SHARES:
  Shares sold...........................  26,996  $1,156,885
  Shares issued to shareholders in
    reinvestment........................      --          --
  Shares redeemed.......................    (413)    (11,219)
                                          ------  ----------
    Net increase........................  26,583  $1,145,666
                                          ======  ==========

                                      YEAR ENDED               YEAR ENDED
                                    APRIL 30, 2000           APRIL 30, 1999
                                -----------------------  ----------------------
                                 SHARES      DOLLARS      SHARES      DOLLARS
                                ---------  ------------  ---------  -----------
INFO-TECH AND COMMUNICATIONS
  CLASS A SHARES:
  Shares sold.................  2,591,163  $131,741,450  1,256,122  $27,412,569
  Shares issued to
    shareholders in
    reinvestment..............    131,222     6,349,724      5,899      123,229
  Shares redeemed.............   (755,197)  (38,166,403)  (265,173)  (5,107,233)
                                ---------  ------------  ---------  -----------
    Net increase..............  1,967,188  $ 99,924,771    996,848  $22,428,565
                                =========  ============  =========  ===========

                                      YEAR ENDED              PERIOD ENDED
                                    APRIL 30, 2000          APRIL 30, 1999*
                                -----------------------  ----------------------
                                 SHARES      DOLLARS      SHARES      DOLLARS
                                ---------  ------------  ---------  -----------
CLASS B SHARES:
  Shares sold.................  2,725,886  $133,837,609    627,210  $15,591,987
  Shares issued to
    shareholders in
    reinvestment..............    127,675     6,124,484      1,194       24,861
  Shares redeemed.............   (294,308)  (16,074,247)    (8,164)    (204,675)
                                ---------  ------------  ---------  -----------
    Net increase..............  2,559,253  $123,887,846    620,240  $15,412,173
                                =========  ============  =========  ===========

                                              PERIOD ENDED
                                            APRIL 30, 2000**
                                          --------------------
                                          SHARES     DOLLARS
                                          -------  -----------
CLASS C SHARES:
  Shares sold...........................  455,536  $29,346,420
  Shares issued to shareholders in
    reinvestment........................       --           --
  Shares redeemed.......................  (34,736)  (2,050,600)
                                          -------  -----------
    Net increase........................  420,800  $27,295,820
                                          =======  ===========

ORBITEX GROUP OF FUNDS                                                        51
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------

                                     YEAR ENDED             YEAR ENDED
                                   APRIL 30, 2000         APRIL 30, 1999
                                ---------------------  ---------------------
                                 SHARES     DOLLARS     SHARES     DOLLARS
                                --------  -----------  --------  -----------
STRATEGIC NATURAL RESOURCES
  CLASS A SHARES:
  Shares sold.................   269,505  $ 4,240,566   131,711  $ 1,760,548
  Shares issued to
    shareholders in
    reinvestment..............        --           --     6,077       69,465
  Shares redeemed.............  (360,245)  (5,660,095) (195,053)  (2,799,209)
                                --------  -----------  --------  -----------
    Net decrease..............   (90,740) $(1,419,529)  (57,265) $  (969,196)
                                ========  ===========  ========  ===========

                                    YEAR ENDED         PERIOD ENDED
                                  APRIL 30, 2000     APRIL 30, 1999*
                                -------------------  ----------------
                                SHARES    DOLLARS    SHARES  DOLLARS
                                -------  ----------  ------  --------
CLASS B SHARES:
  Shares sold.................  137,839  $2,204,511  28,871  $345,007
  Shares issued to
    shareholders in
    reinvestment..............       --          --     129     1,461
  Shares redeemed.............  (37,132)   (590,586) (1,790)  (20,201)
                                -------  ----------  ------  --------
    Net increase..............  100,707  $1,613,925  27,210  $326,267
                                =======  ==========  ======  ========

                                                      PERIOD ENDED
                                 SIX MONTHS ENDED      OCTOBER 31,
                                  APRIL 30, 2000         1999***
                                -------------------  ---------------
                                SHARES    DOLLARS    SHARES  DOLLARS
                                -------  ----------  ------  -------
FOCUS 30
  CLASS A SHARES:
  Shares sold.................   70,818  $1,433,748  2,818   $63,428
  Shares issued to
    shareholders in
    reinvestment..............    1,800      36,322     --        --
  Shares redeemed.............  (16,648)   (317,958)   (82)   (1,802)
                                -------  ----------  -----   -------
    Net increase..............   55,970  $1,152,112  2,736   $61,626
                                =======  ==========  =====   =======

                                                      PERIOD ENDED
                                 SIX MONTHS ENDED      OCTOBER 31,
                                  APRIL 30, 2000         1999***
                                -------------------  ---------------
                                SHARES    DOLLARS    SHARES  DOLLARS
                                -------  ----------  ------  -------
CLASS B SHARES:
  Shares sold.................   63,832  $1,275,138    450   $10,023
  Shares issued to
    shareholders in
    reinvestment..............      316       6,378     --        --
  Shares redeemed.............  (16,797)   (330,822)    --        --
                                -------  ----------  -----   -------
    Net increase..............   47,351  $  950,694    450   $10,023
                                =======  ==========  =====   =======

ORBITEX GROUP OF FUNDS                                                        52
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------

                                  SIX MONTHS ENDED            YEAR ENDED
                                   APRIL 30, 2000          OCTOBER 31, 1999
                                ---------------------  ------------------------
                                 SHARES     DOLLARS      SHARES      DOLLARS
                                --------  -----------  ----------  ------------
CLASS D SHARES:
  Shares sold.................    23,672  $   480,654     551,613  $ 11,302,402
  Shares issued to
    shareholders in
    reinvestment..............   117,112    2,366,841      89,132     1,682,128
  Shares redeemed.............  (246,765)  (4,946,247) (1,354,990)  (28,138,772)
                                --------  -----------  ----------  ------------
    Net decrease..............  (105,981) $(2,098,752)   (714,245) $(15,154,242)
                                ========  ===========  ==========  ============

                                                 YEAR ENDED
                                              OCTOBER 31, 1998
                                          ------------------------
                                            SHARES      DOLLARS
                                          ----------  ------------
CLASS D SHARES:
  Shares sold...........................   4,211,829  $ 79,003,347
  Shares issued to shareholders in
    reinvestment........................      99,745     1,766,644
  Shares redeemed.......................  (3,986,563)  (74,749,547)
                                          ----------  ------------
    Net increase........................     325,011  $  6,020,444
                                          ==========  ============

                                               PERIOD ENDED
                                            APRIL 30, 2000****
                                          -----------------------
                                           SHARES      DOLLARS
                                          ---------  ------------
HEALTH & BIOTECHNOLOGY
  CLASS A SHARES:
  Shares sold...........................  4,559,919  $ 99,288,073
  Shares issued to shareholders in
    reinvestment........................         --            --
  Shares redeemed.......................   (726,453)  (14,117,731)
                                          ---------  ------------
    Net increase........................  3,833,466  $ 85,170,342
                                          =========  ============

                                               PERIOD ENDED
                                            APRIL 30, 2000****
                                          -----------------------
                                           SHARES      DOLLARS
                                          ---------  ------------
CLASS B SHARES:
  Shares sold...........................  4,788,993  $103,248,275
  Shares issued to shareholders in
    reinvestment........................         --            --
  Shares redeemed.......................   (453,680)   (9,660,664)
                                          ---------  ------------
    Net increase........................  4,335,313  $ 93,587,611
                                          =========  ============

ORBITEX GROUP OF FUNDS                                                        53
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------

                                               PERIOD ENDED
                                             APRIL 30, 2000**
                                          ----------------------
                                           SHARES      DOLLARS
                                          ---------  -----------
CLASS C SHARES:
  Shares sold...........................  2,624,684  $63,358,809
  Shares issued to shareholders in
    reinvestment........................         --           --
  Shares redeemed.......................   (402,704)  (8,879,181)
                                          ---------  -----------
    Net increase........................  2,221,980  $54,479,628
                                          =========  ===========

*The commencement of investment operations was September 16, 1998 for Growth Fund Class B Shares and Info-Tech & Communications Fund Class B Shares, and September 21, 1998 for Strategic Natural Resources Fund Class B Shares.

**The commencement of investment operations was March 14, 2000 for Growth Fund Class C Shares, January 14, 2000 for Info-Tech & Communications Class C Shares, and January 18, 2000 for Health & Biotechnology Fund Class C Shares.

***The commencement of operations was July 12, 1999 for Focus 30 Fund Class A and B Shares.

****The commencement of investment operations was July 15, 1999 for Health & Biotechnology Fund Class A and B Shares.

7. BENEFICIAL INTEREST

At April 30, 2000, one shareholder in the Strategic Natural Resources Fund owned 11% of the Fund's net assets.

There were no affiliated shareholders as of April 30, 2000.

8. CAPITAL LOSS CARRYFORWARD

At April 30, 2000, the Growth Fund had available for federal income tax purposes unused capital losses of $377,179, of which $130,051 expires in 2002 and $247,128 expires in 2006, and the Health & Biotechnology Fund had unused capital losses of $91,688, expiring in 2008.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2000, the following Funds have elected to defer losses occurring between November 1, 1999 and April 30, 2000 under these rules, as follows:

                                           CAPITAL    CURRENCY
                                            LOSSES     LOSSES
NAME OF FUND                               DEFERRED   DEFERRED
------------                              ----------  --------
Growth Fund.............................  $  679,068     --
Strategic Natural Resources Fund........          --    $38
Health & Biotechnology Fund.............  $5,076,832     --

Such deferred losses will be treated as arising on the first day of the fiscal year ending April 30, 2001.

9. COMMITMENTS AND CONTINGENCIES - LEGAL PROCEEDINGS

On February 8, 1999 and on June 2, 1999, suits were filed in the Thirteenth Judicial Circuit Court, Hillsborough County, Florida, against Steven H. Adler, a former director and officer of ASM, Vector, the ASM

ORBITEX GROUP OF FUNDS                                                        54
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
April 30, 2000
------------------------------------------
------------------------------------------
Index 30 Fund, and, in the case of the latter suit, Mutual Funds Service Co., the former administrator, fund accountant, and transfer agent, alleging that Mr. Adler wrongfully diverted monies intended for or previously invested in the ASM Index 30 Fund. On February 9, 2000, the second suit was amended to allege claims against the former directors of ASM for failure to supervise. The relief sought is the recovery of the investment amounts of approximately $2.7 million and interest thereon, additional general, consequential, incidental, and treble damages under RICO, legal costs and disbursements, and declaratory and injunctive relief to preclude the Fund dissipation of its assets. The Focus 30 Fund succeeded to the obligations of ASM with respect to these suits, including obligations of ASM to indemnify its officers and directors for which no officers and directors' insurance policy was in effect. At the present time, the liability of the Focus 30 Fund, if any, is not readily determinable.

10. REORGANIZATION

As of the close of business on July 9, 1999, the Focus 30 Fund, a newly created portfolio, acquired all the net assets of ASM pursuant to a plan of reorganization approved by the shareholders of ASM on July 2, 1999. The acquisition was accomplished by a tax-free exchange, the details of which are outlined in the following schedule:

                                              AT CLOSE OF BUSINESS JULY 9, 1999
                                     ----------------------------------------------------
                                         ASM      FOCUS 30--CLASS D SHARES  MERGED ASSETS
                                     -----------  ------------------------  -------------
Net Assets.........................  $19,898,870                 --          $19,898,870
Shares Outstanding.................      874,960                 --              874,960
Net Asset Value Per Share..........  $     22.74                 --          $     22.74

The financial statements of the Focus 30 Fund reflect the historical financial results of ASM prior to the reorganization. In 2000, the fiscal year end of the Focus 30 Fund was changed for financial reporting and tax purposes from October 31 to April 30 to coincide with the other Funds in the Trust.

11. FUND ACQUISITION

As of the close of business on September 17, 1999, the Growth Fund acquired all the net assets of the American Diversified Global Value Fund ("ADGVF") pursuant to a plan of reorganization approved by the shareholders of ADGVF on September 10, 1999. The acquisition was completed by a tax-free exchange, the details of which are outlined in the following schedule:

                                            AT CLOSE OF BUSINESS SEPTEMBER 17, 1999
                                     ------------------------------------------------------
                                       ADGVF     GROWTH FUND--CLASS A SHARES  MERGED ASSETS
                                     ----------  ---------------------------  -------------
Net Assets.........................  $5,338,412          $1,210,513            $6,548,925
Unrealized Appreciation............  $   96,531                  --                    --
Shares Outstanding.................     362,910              56,973               308,147
Net Asset Value Per Share..........  $    14.71          $    21.25            $    21.25

ORBITEX GROUP OF FUNDS                                                        55
--------------------------------------------------------------------------------
Report of Independent Accountants
April 30, 2000
------------------------------------------
------------------------------------------

To the Trustees and Shareholders of the Orbitex Group of Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Orbitex Growth Fund, Orbitex Info-Tech & Communications Fund, Orbitex Strategic Natural Resources Fund (currently known as Orbitex Energy & Basic Materials Fund), Orbitex Focus 30 Fund and Orbitex Health & Biotechnology Fund (the "Funds") at April 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As disclosed in Note 9 to the financial statements, on February 8, 1999 and June 2, 1999, suits were filed alleging that a former officer and director of the ASM Index 30 Fund, Inc. ("ASM") wrongfully diverted monies intended for or previously invested in ASM. On February 9, 2000, one of the suits was amended to allege claims against the former directors of ASM for failure to supervise. The relief sought is recovery of the investment amounts of approximately $2.7 million and interest thereon, additional general, consequential, incidental and treble damages under RICO, legal costs and disbursements, and declaratory and injunctive relief to preclude ASM dissipation of its assets. At the present time, the liability of the Focus 30 Fund which succeeded to the obligations of ASM with respect to these suits, if any, is not readily determinable nor is it readily determinable whether other individuals may file additional suits or make additional claims alleging similar improprieties. Accordingly, no provision for any liability that may result upon adjudication has been recorded in the accompanying financial statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 19, 2000

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
                                                                      [LOGO]
      Distributed by Funds Distributor, Inc.


                                                ANNUAL REPORT   APRIL 30, 2000
                                              ----------------------------------

                                         [GRAPHIC]

                                                   ORBITEX-Registered Trademark-
                                                                  GROUP OF FUNDS


                                                          ORBITEX GROWTH FUND

                                                          ORBITEX INFO-TECH &
                                                          COMMUNICATIONS FUND

                                                          ORBITEX STRATEGIC
                                                          NATURAL RESOURCES FUND

                                                          ORBITEX FOCUS 30 FUND

                                                          ORBITEX HEALTH &
                                                          BIOTECHNOLOGY FUND
ORB-AR-OGF-0400